UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23341

Name of Fund:  BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds IV, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2024

Date of reporting period: 07/31/2024

Item 1 – Report to Stockholders
(a)     The Reports to Shareholders is attached herewith.
BlackRock Global Long/Short Credit Fund

Institutional Shares | BGCIX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$153	1.46%

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution in the high interest rate environment.

  Credit-oriented investments performed particularly well, as positive investor sentiment contributed to a narrowing of yield spreads.

What contributed to performance?

The Fund’s U.S. and European absolute return strategies and European traditional strategies contributed to performance. Specifically, idiosyncratic long positions, event-related trades, and thematic trades all made meaningful contributions. European absolute return strategies, particularly event-related trades, also contributed. European traditional strategies further helped results, primarily in high yield, financials, and mezzanine collateralized loan obligations.

As part of its investment strategy, the Fund used derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to utilize derivatives in order to express a positive or negative view on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions. The use of derivatives had a marginally positive impact on the Fund’s performance during the reporting period.

What detracted from performance?

At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted. With that said, idiosyncratic short positions in the Fund’s U.S. absolute return strategies, along with U.S. and European risk-management  strategies, had small adverse effects.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Institutional Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 14	10,009	10,055	10,000
Sep 14	9,936	9,774	10,001
Oct 14	9,936	9,776	10,001
Nov 14	9,936	9,740	10,001
Dec 14	9,886	9,673	10,001
Jan 15	9,934	9,658	10,001
Feb 15	10,058	9,579	10,001
Mar 15	10,058	9,487	10,001
Apr 15	10,096	9,588	10,002
May 15	10,096	9,416	10,002
Jun 15	10,000	9,375	10,002
Jul 15	10,010	9,396	10,001
Aug 15	9,972	9,407	10,003
Sep 15	9,838	9,455	10,003
Oct 15	9,915	9,475	10,002
Nov 15	9,896	9,318	10,003
Dec 15	9,787	9,368	10,006
Jan 16	9,737	9,449	10,007
Feb 16	9,657	9,659	10,009
Mar 16	9,717	9,920	10,014
Apr 16	9,797	10,052	10,016
May 16	9,837	9,917	10,017
Jun 16	9,827	10,207	10,021
Jul 16	9,927	10,284	10,024
Aug 16	9,987	10,234	10,026
Sep 16	9,997	10,290	10,031
Oct 16	10,077	10,005	10,033
Nov 16	10,067	9,607	10,035
Dec 16	10,137	9,563	10,039
Jan 17	10,228	9,671	10,044
Feb 17	10,258	9,717	10,048
Mar 17	10,248	9,732	10,049
Apr 17	10,278	9,841	10,056
May 17	10,318	9,994	10,061
Jun 17	10,318	9,985	10,070
Jul 17	10,378	10,153	10,078
Aug 17	10,378	10,253	10,088
Sep 17	10,428	10,161	10,096
Oct 17	10,488	10,122	10,105
Nov 17	10,468	10,235	10,114
Dec 17	10,488	10,270	10,125
Jan 18	10,580	10,393	10,137
Feb 18	10,580	10,301	10,147
Mar 18	10,539	10,410	10,161
Apr 18	10,570	10,243	10,174
May 18	10,509	10,166	10,190
Jun 18	10,468	10,121	10,207
Jul 18	10,499	10,104	10,223
Aug 18	10,529	10,114	10,241
Sep 18	10,549	10,027	10,257
Oct 18	10,499	9,915	10,275
Nov 18	10,387	9,946	10,296
Dec 18	10,302	10,147	10,315
Jan 19	10,442	10,302	10,335
Feb 19	10,517	10,242	10,354
Mar 19	10,571	10,371	10,377
Apr 19	10,678	10,340	10,396
May 19	10,646	10,480	10,420
Jun 19	10,732	10,712	10,443
Jul 19	10,796	10,682	10,462
Aug 19	10,850	10,900	10,483
Sep 19	10,904	10,789	10,502
Oct 19	10,914	10,861	10,522
Nov 19	10,968	10,778	10,535
Dec 19	11,067	10,841	10,550
Jan 20	11,123	10,980	10,564
Feb 20	11,090	11,053	10,580
Mar 20	10,276	10,806	10,611
Apr 20	10,454	11,018	10,611
May 20	10,633	11,066	10,612
Jun 20	10,744	11,165	10,613
Jul 20	10,900	11,521	10,615
Aug 20	10,967	11,503	10,616
Sep 20	10,922	11,462	10,617
Oct 20	10,956	11,473	10,618
Nov 20	11,279	11,681	10,619
Dec 20	11,505	11,838	10,620
Jan 21	11,597	11,734	10,621
Feb 21	11,737	11,532	10,622
Mar 21	11,737	11,310	10,623
Apr 21	11,818	11,453	10,623
May 21	11,864	11,560	10,624
Jun 21	11,922	11,458	10,623
Jul 21	11,876	11,611	10,624
Aug 21	11,910	11,563	10,624
Sep 21	11,910	11,357	10,625
Oct 21	11,864	11,330	10,624
Nov 21	11,829	11,297	10,625
Dec 21	11,905	11,281	10,626
Jan 22	11,797	11,050	10,625
Feb 22	11,665	10,918	10,627
Mar 22	11,641	10,586	10,630
Apr 22	11,521	10,006	10,632
May 22	11,341	10,033	10,639
Jun 22	10,981	9,711	10,642
Jul 22	11,113	9,918	10,647
Aug 22	11,137	9,526	10,665
Sep 22	10,873	9,037	10,692
Oct 22	10,849	8,975	10,709
Nov 22	10,921	9,397	10,743
Dec 22	10,952	9,448	10,782
Jan 23	11,160	9,758	10,816
Feb 23	11,199	9,434	10,851
Mar 23	11,108	9,732	10,898
Apr 23	11,290	9,775	10,932
May 23	11,303	9,584	10,975
Jun 23	11,355	9,583	11,025
Jul 23	11,433	9,649	11,069
Aug 23	11,485	9,517	11,119
Sep 23	11,537	9,239	11,170
Oct 23	11,498	9,129	11,220
Nov 23	11,706	9,589	11,270
Dec 23	11,936	9,988	11,323
Jan 24	12,057	9,850	11,371
Feb 24	12,098	9,726	11,418
Mar 24	12,192	9,780	11,469
Apr 24	12,192	9,533	11,518
May 24	12,353	9,658	11,573
Jun 24	12,420	9,672	11,621
Jul 24	12,541	9,939	11,673

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	9.69%	3.04%	2.29%
Bloomberg Global Aggregate Bond Index...
	3.00	(1.43)	(0.06)
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.45	2.21	1.56

The Fund has added the Bloomberg Global Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$872,029,693
Number of Portfolio Holdings...
926
Net Investment Advisory Fees...
$9,223,077
Portfolio Turnover Rate...
110%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	47.2%	1.1%	48.3%
United Kingdom...
	9.5	0.6	10.1
Ireland...
	9.9	-	9.9
Germany...
	6.3	0.3	6.6
France...
	3.9	-	3.9
Italy...
	3.3	0.3	3.6
Spain...
	2.8	0.4	3.2
Luxembourg...
	2.4	-	2.4
Sweden...
	1.2	0.7	1.9
Portugal...
	1.8	-	1.8
OtherFootnote Reference(b)	7.9	0.4	8.3
Total...
	96.2%	3.8%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
7.3%
AA/Aa...
0.3
A...
0.7
BBB/Baa...
15.3
BB/Ba...
25.9
B...
30.3
CCC/Caa...
5.3
CC/Ca...
0.4
C...
0.0Footnote Reference(f)
D...
0.3
NR...
14.2
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Long/Short Credit Fund

Institutional Shares | BGCIX

Annual Shareholder Report — July 31, 2024

BGCIX-07/24-AR

BlackRock Global Long/Short Credit Fund

Investor A Shares | BGCAX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$176	1.68%

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution in the high interest rate environment.

  Credit-oriented investments performed particularly well, as positive investor sentiment contributed to a narrowing of yield spreads.

What contributed to performance?

The Fund’s U.S. and European absolute return strategies and European traditional strategies contributed to performance. Specifically, idiosyncratic long positions, event-related trades, and thematic trades all made meaningful contributions. European absolute return strategies, particularly event-related trades, also contributed. European traditional strategies further helped results, primarily in high yield, financials, and mezzanine collateralized loan obligations.

As part of its investment strategy, the Fund used derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to utilize derivatives in order to express a positive or negative view on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions. The use of derivatives had a marginally positive impact on the Fund’s performance during the reporting period.

What detracted from performance?

At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted. With that said, idiosyncratic short positions in the Fund’s U.S. absolute return strategies, along with U.S. and European risk-management  strategies, had small adverse effects.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor A Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 14	9,609	10,055	10,000
Sep 14	9,530	9,774	10,001
Oct 14	9,539	9,776	10,001
Nov 14	9,530	9,740	10,001
Dec 14	9,480	9,673	10,001
Jan 15	9,526	9,658	10,001
Feb 15	9,636	9,579	10,001
Mar 15	9,636	9,487	10,001
Apr 15	9,673	9,588	10,002
May 15	9,673	9,416	10,002
Jun 15	9,581	9,375	10,002
Jul 15	9,590	9,396	10,001
Aug 15	9,545	9,407	10,003
Sep 15	9,426	9,455	10,003
Oct 15	9,490	9,475	10,002
Nov 15	9,471	9,318	10,003
Dec 15	9,365	9,368	10,006
Jan 16	9,317	9,449	10,007
Feb 16	9,231	9,659	10,009
Mar 16	9,288	9,920	10,014
Apr 16	9,365	10,052	10,016
May 16	9,403	9,917	10,017
Jun 16	9,394	10,207	10,021
Jul 16	9,480	10,284	10,024
Aug 16	9,538	10,234	10,026
Sep 16	9,547	10,290	10,031
Oct 16	9,624	10,005	10,033
Nov 16	9,605	9,607	10,035
Dec 16	9,672	9,563	10,039
Jan 17	9,758	9,671	10,044
Feb 17	9,778	9,717	10,048
Mar 17	9,778	9,732	10,049
Apr 17	9,797	9,841	10,056
May 17	9,835	9,994	10,061
Jun 17	9,835	9,985	10,070
Jul 17	9,893	10,153	10,078
Aug 17	9,893	10,253	10,088
Sep 17	9,931	10,161	10,096
Oct 17	9,979	10,122	10,105
Nov 17	9,960	10,235	10,114
Dec 17	9,983	10,270	10,125
Jan 18	10,070	10,393	10,137
Feb 18	10,070	10,301	10,147
Mar 18	10,021	10,410	10,161
Apr 18	10,050	10,243	10,174
May 18	9,983	10,166	10,190
Jun 18	9,944	10,121	10,207
Jul 18	9,973	10,104	10,223
Aug 18	10,002	10,114	10,241
Sep 18	10,021	10,027	10,257
Oct 18	9,973	9,915	10,275
Nov 18	9,857	9,946	10,296
Dec 18	9,784	10,147	10,315
Jan 19	9,906	10,302	10,335
Feb 19	9,978	10,242	10,354
Mar 19	10,029	10,371	10,377
Apr 19	10,131	10,340	10,396
May 19	10,090	10,480	10,420
Jun 19	10,171	10,712	10,443
Jul 19	10,233	10,682	10,462
Aug 19	10,284	10,900	10,483
Sep 19	10,335	10,789	10,502
Oct 19	10,335	10,861	10,522
Nov 19	10,386	10,778	10,535
Dec 19	10,483	10,841	10,550
Jan 20	10,536	10,980	10,564
Feb 20	10,493	11,053	10,580
Mar 20	9,723	10,806	10,611
Apr 20	9,892	11,018	10,611
May 20	10,061	11,066	10,612
Jun 20	10,166	11,165	10,613
Jul 20	10,314	11,521	10,615
Aug 20	10,367	11,503	10,616
Sep 20	10,314	11,462	10,617
Oct 20	10,346	11,473	10,618
Nov 20	10,652	11,681	10,619
Dec 20	10,871	11,838	10,620
Jan 21	10,947	11,734	10,621
Feb 21	11,068	11,532	10,622
Mar 21	11,078	11,310	10,623
Apr 21	11,144	11,453	10,623
May 21	11,188	11,560	10,624
Jun 21	11,242	11,458	10,623
Jul 21	11,199	11,611	10,624
Aug 21	11,232	11,563	10,624
Sep 21	11,221	11,357	10,625
Oct 21	11,177	11,330	10,624
Nov 21	11,144	11,297	10,625
Dec 21	11,211	11,281	10,626
Jan 22	11,109	11,050	10,625
Feb 22	10,974	10,918	10,627
Mar 22	10,951	10,586	10,630
Apr 22	10,838	10,006	10,632
May 22	10,669	10,033	10,639
Jun 22	10,330	9,711	10,642
Jul 22	10,443	9,918	10,647
Aug 22	10,476	9,526	10,665
Sep 22	10,217	9,037	10,692
Oct 22	10,194	8,975	10,709
Nov 22	10,262	9,397	10,743
Dec 22	10,292	9,448	10,782
Jan 23	10,487	9,758	10,816
Feb 23	10,511	9,434	10,851
Mar 23	10,426	9,732	10,898
Apr 23	10,596	9,775	10,932
May 23	10,609	9,584	10,975
Jun 23	10,657	9,583	11,025
Jul 23	10,730	9,649	11,069
Aug 23	10,779	9,517	11,119
Sep 23	10,816	9,239	11,170
Oct 23	10,779	9,129	11,220
Nov 23	10,974	9,589	11,270
Dec 23	11,187	9,988	11,323
Jan 24	11,300	9,850	11,371
Feb 24	11,338	9,726	11,418
Mar 24	11,425	9,780	11,469
Apr 24	11,425	9,533	11,518
May 24	11,564	9,658	11,573
Jun 24	11,639	9,672	11,621
Jul 24	11,739	9,939	11,673

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.40%	2.79%	2.03%
Investor A Shares (with sales charge)...
	5.03	1.95	1.62
Bloomberg Global Aggregate Bond Index...
	3.00	(1.43)	(0.06)
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.45	2.21	1.56

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg Global Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$872,029,693
Number of Portfolio Holdings...
926
Net Investment Advisory Fees...
$9,223,077
Portfolio Turnover Rate...
110%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	47.2%	1.1%	48.3%
United Kingdom...
	9.5	0.6	10.1
Ireland...
	9.9	-	9.9
Germany...
	6.3	0.3	6.6
France...
	3.9	-	3.9
Italy...
	3.3	0.3	3.6
Spain...
	2.8	0.4	3.2
Luxembourg...
	2.4	-	2.4
Sweden...
	1.2	0.7	1.9
Portugal...
	1.8	-	1.8
OtherFootnote Reference(b)	7.9	0.4	8.3
Total...
	96.2%	3.8%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
7.3%
AA/Aa...
0.3
A...
0.7
BBB/Baa...
15.3
BB/Ba...
25.9
B...
30.3
CCC/Caa...
5.3
CC/Ca...
0.4
C...
0.0Footnote Reference(f)
D...
0.3
NR...
14.2
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Long/Short Credit Fund

Investor A Shares | BGCAX

Annual Shareholder Report — July 31, 2024

BGCAX-07/24-AR

BlackRock Global Long/Short Credit Fund

Investor C Shares | BGCCX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$254	2.44%

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution in the high interest rate environment.

  Credit-oriented investments performed particularly well, as positive investor sentiment contributed to a narrowing of yield spreads.

What contributed to performance?

The Fund’s U.S. and European absolute return strategies and European traditional strategies contributed to performance. Specifically, idiosyncratic long positions, event-related trades, and thematic trades all made meaningful contributions. European absolute return strategies, particularly event-related trades, also contributed. European traditional strategies further helped results, primarily in high yield, financials, and mezzanine collateralized loan obligations.

As part of its investment strategy, the Fund used derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to utilize derivatives in order to express a positive or negative view on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions. The use of derivatives had a marginally positive impact on the Fund’s performance during the reporting period.

What detracted from performance?

At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted. With that said, idiosyncratic short positions in the Fund’s U.S. absolute return strategies, along with U.S. and European risk-management  strategies, had small adverse effects.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Investor C Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 14	10,000	10,055	10,000
Sep 14	9,917	9,774	10,001
Oct 14	9,917	9,776	10,001
Nov 14	9,899	9,740	10,001
Dec 14	9,842	9,673	10,001
Jan 15	9,890	9,658	10,001
Feb 15	9,995	9,579	10,001
Mar 15	9,985	9,487	10,001
Apr 15	10,023	9,588	10,002
May 15	10,014	9,416	10,002
Jun 15	9,918	9,375	10,002
Jul 15	9,918	9,396	10,001
Aug 15	9,861	9,407	10,003
Sep 15	9,727	9,455	10,003
Oct 15	9,794	9,475	10,002
Nov 15	9,765	9,318	10,003
Dec 15	9,656	9,368	10,006
Jan 16	9,596	9,449	10,007
Feb 16	9,506	9,659	10,009
Mar 16	9,556	9,920	10,014
Apr 16	9,626	10,052	10,016
May 16	9,666	9,917	10,017
Jun 16	9,646	10,207	10,021
Jul 16	9,735	10,284	10,024
Aug 16	9,785	10,234	10,026
Sep 16	9,785	10,290	10,031
Oct 16	9,855	10,005	10,033
Nov 16	9,835	9,607	10,035
Dec 16	9,895	9,563	10,039
Jan 17	9,975	9,671	10,044
Feb 17	9,995	9,717	10,048
Mar 17	9,985	9,732	10,049
Apr 17	10,005	9,841	10,056
May 17	10,035	9,994	10,061
Jun 17	10,025	9,985	10,070
Jul 17	10,075	10,153	10,078
Aug 17	10,065	10,253	10,088
Sep 17	10,104	10,161	10,096
Oct 17	10,154	10,122	10,105
Nov 17	10,124	10,235	10,114
Dec 17	10,144	10,270	10,125
Jan 18	10,224	10,393	10,137
Feb 18	10,214	10,301	10,147
Mar 18	10,164	10,410	10,161
Apr 18	10,184	10,243	10,174
May 18	10,114	10,166	10,190
Jun 18	10,065	10,121	10,207
Jul 18	10,094	10,104	10,223
Aug 18	10,104	10,114	10,241
Sep 18	10,124	10,027	10,257
Oct 18	10,065	9,915	10,275
Nov 18	9,945	9,946	10,296
Dec 18	9,861	10,147	10,315
Jan 19	9,976	10,302	10,335
Feb 19	10,049	10,242	10,354
Mar 19	10,091	10,371	10,377
Apr 19	10,185	10,340	10,396
May 19	10,143	10,480	10,420
Jun 19	10,216	10,712	10,443
Jul 19	10,268	10,682	10,462
Aug 19	10,321	10,900	10,483
Sep 19	10,363	10,789	10,502
Oct 19	10,352	10,861	10,522
Nov 19	10,404	10,778	10,535
Dec 19	10,486	10,841	10,550
Jan 20	10,529	10,980	10,564
Feb 20	10,486	11,053	10,580
Mar 20	9,714	10,806	10,611
Apr 20	9,875	11,018	10,611
May 20	10,036	11,066	10,612
Jun 20	10,133	11,165	10,613
Jul 20	10,272	11,521	10,615
Aug 20	10,326	11,503	10,616
Sep 20	10,261	11,462	10,617
Oct 20	10,283	11,473	10,618
Nov 20	10,583	11,681	10,619
Dec 20	10,794	11,838	10,620
Jan 21	10,871	11,734	10,621
Feb 21	10,981	11,532	10,622
Mar 21	10,981	11,310	10,623
Apr 21	11,046	11,453	10,623
May 21	11,079	11,560	10,624
Jun 21	11,123	11,458	10,623
Jul 21	11,068	11,611	10,624
Aug 21	11,101	11,563	10,624
Sep 21	11,079	11,357	10,625
Oct 21	11,035	11,330	10,624
Nov 21	10,981	11,297	10,625
Dec 21	11,049	11,281	10,626
Jan 22	10,936	11,050	10,625
Feb 22	10,802	10,918	10,627
Mar 22	10,768	10,586	10,630
Apr 22	10,656	10,006	10,632
May 22	10,476	10,033	10,639
Jun 22	10,140	9,711	10,642
Jul 22	10,252	9,918	10,647
Aug 22	10,285	9,526	10,665
Sep 22	10,030	9,037	10,692
Oct 22	10,008	8,975	10,709
Nov 22	10,075	9,397	10,743
Dec 22	10,104	9,448	10,782
Jan 23	10,296	9,758	10,816
Feb 23	10,319	9,434	10,851
Mar 23	10,236	9,732	10,898
Apr 23	10,403	9,775	10,932
May 23	10,415	9,584	10,975
Jun 23	10,463	9,583	11,025
Jul 23	10,535	9,649	11,069
Aug 23	10,583	9,517	11,119
Sep 23	10,618	9,239	11,170
Oct 23	10,583	9,129	11,220
Nov 23	10,774	9,589	11,270
Dec 23	10,983	9,988	11,323
Jan 24	11,094	9,850	11,371
Feb 24	11,131	9,726	11,418
Mar 24	11,217	9,780	11,469
Apr 24	11,217	9,533	11,518
May 24	11,353	9,658	11,573
Jun 24	11,427	9,672	11,621
Jul 24	11,525	9,939	11,673

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	8.64%	2.01%	1.43%
Investor C Shares (with sales charge)...
	7.64	2.01	1.43
Bloomberg Global Aggregate Bond Index...
	3.00	(1.43)	(0.06)
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.45	2.21	1.56

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg Global Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$872,029,693
Number of Portfolio Holdings...
926
Net Investment Advisory Fees...
$9,223,077
Portfolio Turnover Rate...
110%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	47.2%	1.1%	48.3%
United Kingdom...
	9.5	0.6	10.1
Ireland...
	9.9	-	9.9
Germany...
	6.3	0.3	6.6
France...
	3.9	-	3.9
Italy...
	3.3	0.3	3.6
Spain...
	2.8	0.4	3.2
Luxembourg...
	2.4	-	2.4
Sweden...
	1.2	0.7	1.9
Portugal...
	1.8	-	1.8
OtherFootnote Reference(b)	7.9	0.4	8.3
Total...
	96.2%	3.8%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
7.3%
AA/Aa...
0.3
A...
0.7
BBB/Baa...
15.3
BB/Ba...
25.9
B...
30.3
CCC/Caa...
5.3
CC/Ca...
0.4
C...
0.0Footnote Reference(f)
D...
0.3
NR...
14.2
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Long/Short Credit Fund

Investor C Shares | BGCCX

Annual Shareholder Report — July 31, 2024

BGCCX-07/24-AR

BlackRock Global Long/Short Credit Fund

Class K Shares | BDMKX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about BlackRock Global Long/Short Credit Fund (the “Fund”) for the period of August 1, 2023 to July 31, 2024.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$144	1.37%

How did the Fund perform last year?

  The global fixed-income markets produced positive returns during the reporting period, with income making a sizable contribution in the high interest rate environment.

  Credit-oriented investments performed particularly well, as positive investor sentiment contributed to a narrowing of yield spreads.

What contributed to performance?

The Fund’s U.S. and European absolute return strategies and European traditional strategies contributed to performance. Specifically, idiosyncratic long positions, event-related trades, and thematic trades all made meaningful contributions. European absolute return strategies, particularly event-related trades, also contributed. European traditional strategies further helped results, primarily in high yield, financials, and mezzanine collateralized loan obligations.

As part of its investment strategy, the Fund used derivatives to manage duration (sensitivity to interest rate movements) and currency risk. The Fund also has the flexibility to utilize derivatives in order to express a positive or negative view on a particular issuer or sector, or to manage overall credit risk. Derivatives may also serve as a more liquid way to establish positions. The use of derivatives had a marginally positive impact on the Fund’s performance during the reporting period.

What detracted from performance?

At a time of positive returns for the broader market, few aspects of the Fund’s positioning detracted. With that said, idiosyncratic short positions in the Fund’s U.S. absolute return strategies, along with U.S. and European risk-management  strategies, had small adverse effects.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Class K Shares	Bloomberg Global Aggregate Bond Index	ICE BofA 3-Month U.S. Treasury Bill Index
Aug 14	10,009	10,055	10,000
Sep 14	9,936	9,774	10,001
Oct 14	9,936	9,776	10,001
Nov 14	9,936	9,740	10,001
Dec 14	9,886	9,673	10,001
Jan 15	9,934	9,658	10,001
Feb 15	10,058	9,579	10,001
Mar 15	10,058	9,487	10,001
Apr 15	10,096	9,588	10,002
May 15	10,096	9,416	10,002
Jun 15	10,000	9,375	10,002
Jul 15	10,010	9,396	10,001
Aug 15	9,972	9,407	10,003
Sep 15	9,838	9,455	10,003
Oct 15	9,915	9,475	10,002
Nov 15	9,896	9,318	10,003
Dec 15	9,787	9,368	10,006
Jan 16	9,737	9,449	10,007
Feb 16	9,657	9,659	10,009
Mar 16	9,727	9,920	10,014
Apr 16	9,807	10,052	10,016
May 16	9,857	9,917	10,017
Jun 16	9,837	10,207	10,021
Jul 16	9,937	10,284	10,024
Aug 16	9,997	10,234	10,026
Sep 16	10,007	10,290	10,031
Oct 16	10,087	10,005	10,033
Nov 16	10,077	9,607	10,035
Dec 16	10,147	9,563	10,039
Jan 17	10,238	9,671	10,044
Feb 17	10,268	9,717	10,048
Mar 17	10,268	9,732	10,049
Apr 17	10,298	9,841	10,056
May 17	10,338	9,994	10,061
Jun 17	10,338	9,985	10,070
Jul 17	10,398	10,153	10,078
Aug 17	10,398	10,253	10,088
Sep 17	10,448	10,161	10,096
Oct 17	10,508	10,122	10,105
Nov 17	10,488	10,235	10,114
Dec 17	10,517	10,270	10,125
Jan 18	10,609	10,393	10,137
Feb 18	10,609	10,301	10,147
Mar 18	10,568	10,410	10,161
Apr 18	10,598	10,243	10,174
May 18	10,527	10,166	10,190
Jun 18	10,487	10,121	10,207
Jul 18	10,527	10,104	10,223
Aug 18	10,558	10,114	10,241
Sep 18	10,588	10,027	10,257
Oct 18	10,527	9,915	10,275
Nov 18	10,416	9,946	10,296
Dec 18	10,339	10,147	10,315
Jan 19	10,468	10,302	10,335
Feb 19	10,543	10,242	10,354
Mar 19	10,608	10,371	10,377
Apr 19	10,716	10,340	10,396
May 19	10,683	10,480	10,420
Jun 19	10,769	10,712	10,443
Jul 19	10,834	10,682	10,462
Aug 19	10,888	10,900	10,483
Sep 19	10,942	10,789	10,502
Oct 19	10,953	10,861	10,522
Nov 19	11,006	10,778	10,535
Dec 19	11,115	10,841	10,550
Jan 20	11,171	10,980	10,564
Feb 20	11,126	11,053	10,580
Mar 20	10,321	10,806	10,611
Apr 20	10,500	11,018	10,611
May 20	10,679	11,066	10,612
Jun 20	10,791	11,165	10,613
Jul 20	10,947	11,521	10,615
Aug 20	11,014	11,503	10,616
Sep 20	10,970	11,462	10,617
Oct 20	11,003	11,473	10,618
Nov 20	11,327	11,681	10,619
Dec 20	11,562	11,838	10,620
Jan 21	11,655	11,734	10,621
Feb 21	11,783	11,532	10,622
Mar 21	11,795	11,310	10,623
Apr 21	11,876	11,453	10,623
May 21	11,923	11,560	10,624
Jun 21	11,981	11,458	10,623
Jul 21	11,934	11,611	10,624
Aug 21	11,969	11,563	10,624
Sep 21	11,969	11,357	10,625
Oct 21	11,923	11,330	10,624
Nov 21	11,888	11,297	10,625
Dec 21	11,972	11,281	10,626
Jan 22	11,864	11,050	10,625
Feb 22	11,719	10,918	10,627
Mar 22	11,695	10,586	10,630
Apr 22	11,575	10,006	10,632
May 22	11,406	10,033	10,639
Jun 22	11,044	9,711	10,642
Jul 22	11,177	9,918	10,647
Aug 22	11,201	9,526	10,665
Sep 22	10,936	9,037	10,692
Oct 22	10,911	8,975	10,709
Nov 22	10,984	9,397	10,743
Dec 22	11,013	9,448	10,782
Jan 23	11,222	9,758	10,816
Feb 23	11,261	9,434	10,851
Mar 23	11,183	9,732	10,898
Apr 23	11,366	9,775	10,932
May 23	11,379	9,584	10,975
Jun 23	11,431	9,583	11,025
Jul 23	11,510	9,649	11,069
Aug 23	11,562	9,517	11,119
Sep 23	11,614	9,239	11,170
Oct 23	11,575	9,129	11,220
Nov 23	11,784	9,589	11,270
Dec 23	12,013	9,988	11,323
Jan 24	12,135	9,850	11,371
Feb 24	12,175	9,726	11,418
Mar 24	12,270	9,780	11,469
Apr 24	12,283	9,533	11,518
May 24	12,432	9,658	11,573
Jun 24	12,513	9,672	11,621
Jul 24	12,621	9,939	11,673

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	9.66%	3.10%	2.36%
Bloomberg Global Aggregate Bond Index...
	3.00	(1.43)	(0.06)
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.45	2.21	1.56

The Fund has added the Bloomberg Global Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Global Long/Short Credit Fund (the “Predecessor Fund”), a series of BlackRock FundsSM, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Key Fund statistics

Net Assets...
$872,029,693
Number of Portfolio Holdings...
926
Net Investment Advisory Fees...
$9,223,077
Portfolio Turnover Rate...
110%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Geographic allocation

Credit quality allocation

	Percent of Total InvestmentsFootnote Reference(a)
Country/Geographic Region	Long	Short	Total
United States...
	47.2%	1.1%	48.3%
United Kingdom...
	9.5	0.6	10.1
Ireland...
	9.9	-	9.9
Germany...
	6.3	0.3	6.6
France...
	3.9	-	3.9
Italy...
	3.3	0.3	3.6
Spain...
	2.8	0.4	3.2
Luxembourg...
	2.4	-	2.4
Sweden...
	1.2	0.7	1.9
Portugal...
	1.8	-	1.8
OtherFootnote Reference(b)	7.9	0.4	8.3
Total...
	96.2%	3.8%	100.0%
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(d)
AAA/AaaFootnote Reference(e)...
7.3%
AA/Aa...
0.3
A...
0.7
BBB/Baa...
15.3
BB/Ba...
25.9
B...
30.3
CCC/Caa...
5.3
CC/Ca...
0.4
C...
0.0Footnote Reference(f)
D...
0.3
NR...
14.2
Footnote	Description
Footnote(a)	Includes the gross market value of long and short securities and excludes short-term securities and options, if any.
Footnote(b)	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	Excludes short-term securities, short investments and options, if any.
Footnote(e)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(f)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

© 2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Global Long/Short Credit Fund

Class K Shares | BDMKX

Annual Shareholder Report — July 31, 2024

BDMKX-07/24-AR

(b)    Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End[3]	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Long/Short Credit Fund	$ 77,871	$77,871	$0	$0	$28,080	$28,080	$0	$303

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Long/Short Credit Fund	$28,080	$28,383

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies –
(a) The registrant’s Financial Statements are attached herewith.
(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Annual
Financial Statements
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Financial Statements
Schedule of Investments
July 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.3%
(a)(b)
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (3-mo. CME Term
SOFR at 0.95% Floor + 1.21%),
6.49%, 10/20/30 ............ USD 182 $ 182,050
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.51%, 10/15/30 ....... 87 87,518
BlueMountain CLO Ltd., Series 2015-
3A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%),
6.54%, 04/20/31 ............ 172 171,786
Carlyle Global Market Strategies CLO
Ltd.
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 6.63%, 05/15/31 ... 162 161,957
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 6.58%, 07/27/31 ... 138 138,662
CIFC Funding Ltd., Series 2015-3A,
Class AR, (3-mo. CME Term SOFR
at 0.00% Floor + 1.13%), 6.41%,
04/19/29 ................. 78 78,328
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 6.53%, 04/15/31 ....... 171 170,961
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 6.50%,
04/17/31 ................. 113 112,891
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 6.54%,
04/20/31 ................. 119 119,169
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%),
6.86%, 07/15/31 ............ 139 139,531
Madison Park Funding XVII Ltd.,
Series 2015-17A, Class AR2, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 6.54%, 07/21/30 ....... 175 175,216
OCP CLO Ltd., Series 2017-14A, Class
A1A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.41%), 6.74%,
11/20/30 .................. 144 143,992
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (3-mo.
CME Term SOFR at 0.95% Floor +
1.21%), 6.51%, 07/15/29 ....... 121 121,198
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.26% Floor +
1.45%), 6.73%, 01/20/31 ....... 94 93,620
Palmer Square Loan Funding Ltd.
Series 2021-2A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.39%, 05/20/29 ... 55 54,694
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 6.36%, 10/15/29 ... 79 78,521
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Pikes Peak CLO 1, Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.44%), 6.72%,
07/24/31 ................. USD 179 $ 179,581
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR3, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 6.39%,
01/17/32 ................. 106 106,178
2,315,853
Ireland — 8.3%
(b)(c)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 0.00%,
02/15/37 ................. EUR 340 367,965
Aqueduct European CLO DAC
Series 2022-7X, Class A, (3-mo.
EURIBOR at 2.05% Floor +
2.05%), 5.77%, 03/15/36 .... 2,002 2,168,373
Series 2022-7X, Class AR, (3-mo.
EURIBOR at 1.28% Floor +
1.28%), 0.00%, 08/15/37 .... 2,002 2,166,664
Arini European CLO I DAC
Series 1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.59%, 07/15/36 .... 1,000 1,092,777
Series 1X, Class D, (3-mo.
EURIBOR at 6.04% Floor +
6.04%), 9.73%, 07/15/36 .... 480 534,548
Arini European CLO II DAC, Series 2X,
Class A, (3-mo. EURIBOR at 1.55%
Floor + 1.55%), 5.41%, 04/15/38 . 1,500 1,633,126
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 4.39%, 01/16/31 . 896 969,625
Aurium CLO VIII DAC, Series 8X, Class
A, (3-mo. EURIBOR at 0.85% Floor
+ 0.85%), 4.55%, 06/23/34 ..... 1,500 1,617,694
Avoca CLO XIV DAC
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 8.40%, 01/12/31 .... 1,970 2,157,183
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 10.05%, 01/12/31 .... 2,200 2,370,029
Series 14X, Class SUB, 0.00%,
01/12/31
(d) (e)
............. 1,500 832,791
Avoca CLO XV DAC
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 7.81%, 04/15/31 .... 1,765 1,896,146
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 9.52%, 04/15/31 .... 3,425 3,589,782
Capital Four CLO V DAC, Series 5X,
Class A, (3-mo. EURIBOR at 1.84%
Floor + 1.84%), 5.52%, 04/25/36 . 2,968 3,229,785
CIFC European Funding CLO IV
DAC, Series 4X, Class A, (3-mo.
EURIBOR at 0.95% Floor + 0.95%),
4.62%, 08/18/35 ............ 2,800 3,027,816
Contego CLO VI DAC, Series 6X, Class
AR, (3-mo. EURIBOR at 0.79%
Floor + 0.79%), 4.48%, 04/15/34 . 4,400 4,746,320

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Contego CLO VII DAC, Series 7X,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 7.65%, 05/14/32 . EUR 200 $ 219,568
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
6.87%, 12/15/34 ............ 400 436,229
CVC Cordatus Loan Fund XXX
DAC, Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor + 1.48%),
5.35%, 05/15/37 ............ 2,000 2,177,073
Fidelity Grand Harbour CLO DAC,
Series 2023-1X, Class A, (3-mo.
EURIBOR at 1.90% Floor + 1.90%),
5.73%, 08/15/36 ............ 4,800 5,225,472
Harvest CLO XXXII DAC, Series 32X,
Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 7.30%, 07/25/37 . 188 204,377
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 4.64%, 07/25/34 . 1,500 1,621,114
Invesco Euro CLO III DAC, Series 3X,
Class F, (3-mo. EURIBOR at 8.07%
Floor + 8.07%), 11.76%, 07/15/32 622 673,430
Invesco Euro CLO IX DAC, Series 9X,
Class A, (3-mo. EURIBOR at 1.65%
Floor + 1.65%), 5.34%, 04/20/36 . 3,000 3,253,742
Margay CLO I DAC
Series 1X, Class A, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 5.64%, 07/15/36 .... 2,928 3,181,840
Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor +
6.40%), 10.09%, 07/15/36 .... 285 315,281
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E,
(3-mo. EURIBOR at 5.52% Floor +
5.52%), 9.18%, 04/17/34 ....... 438 477,551
Neuberger Berman Loan Advisers Euro
CLO DAC, Series 2022-3X, Class A,
(3-mo. EURIBOR at 0.92% Floor +
0.92%), 4.61%, 10/25/34 ....... 1,700 1,836,008
OCP Euro CLO DAC, Series 2017-2X,
Class F, (3-mo. EURIBOR at 6.40%
Floor + 6.40%), 10.09%, 01/15/32 1,000 1,085,615
Palmer Square European CLO DAC
Series 2023-1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 5.59%, 07/15/36 .... 4,700 5,104,380
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 0.00%, 10/15/37 .... 1,700 1,839,825
Palmer Square European Loan Funding
DAC, Series 2024-2X, Class D,
(3-mo. EURIBOR at 3.15% Floor +
3.15%), 0.00%, 05/15/34 ....... 340 367,965
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 0.00%, 08/15/38 . 211 228,355
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 6.66%, 07/16/34 . 870 948,592
RRE 18 Loan Management DAC,
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor + 1.47%),
5.27%, 04/15/39 ............ 2,000 2,182,917
Security
Par (000)
Par (000) Value
Ireland (continued)
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
5.11%, 07/15/37 ............ EUR 936 $ 1,016,759
Tikehau CLO VII DAC, Series 7X, Class
A, (3-mo. EURIBOR at 2.00% Floor
+ 2.00%), 5.69%, 10/20/35 ..... 4,500 4,880,352
Tikehau CLO XII DAC
Series 12X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 0.00%, 10/20/38 .... 1,700 1,839,825
Series 12X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 0.00%, 10/20/38 .... 500 541,125
72,058,019
United Kingdom — 0.4%
Greene King Finance plc, Series B1,
(Sterling Overnight Index Average +
1.92%), 7.15%, 12/15/34
(b)
..... GBP 1,518 1,668,894
Unique Pub Finance Co. plc (The),
Series N, 6.46%, 03/30/32
(c) (f)
.... 1,575 2,072,200
3,741,094
United States — 0.0%
(a)(b)
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 6.53%, 08/14/30 . USD 74 73,668
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (3-mo. CME Term SOFR
at 0.98% Floor + 1.24%), 6.56%,
05/15/30 ................. 184 184,241
Greenwood Park CLO Ltd., Series
2018-1A, Class A1, (3-mo. CME
Term SOFR at 0.00% Floor +
1.29%), 6.59%, 04/15/31 ....... 135 134,633
392,542
Total Asset-Backed Securities — 9.0%
(Cost: $ 79,291,085 ) .............................. 78,507,508
Shares
Shares
Common Stocks
Canada — 0.1%
Algoma Steel Group, Inc. ........ 8,666 76,694
Lionsgate Studios Corp.
(e)
........ 62,500 451,875
528,569
France — 0.0%
Casino Guichard Perrachon SA
(e)
... 16,223 61,451
Germany — 0.0%
ADLER Group SA
(a) (c) (e)
.......... 58,949 10,361
Japan — 0.0%
New TOPCO
(e) (g) (h)
............. 59,462 1
Luxembourg — 0.0%
Travelport Finance SARL
(e) (h)
...... 70 188,292
United Kingdom — 0.0%
(e)
Genius Sports Ltd. ............. 42,682 291,518
NEW Look Retailers
(h)
........... 5,436,112 70
291,588

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States — 0.9%
AGNC Investment Corp. ......... 50,000 $ 500,500
Aiven, Inc. , Series D
(e) (h)
......... 6,597 391,004
Altice USA, Inc. , Class A
(e)
........ 14,012 29,285
AMC Networks, Inc. , Class A
(e)
..... 3,409 37,942
Astra Space, Inc. , Class A
(e)
....... 3,047 1,523
Avaya, Inc.
(e)
................. 2,625 17,884
Boyd Gaming Corp. ............ 877 53,383
Caesars Entertainment, Inc.
(e)
..... 5,931 236,943
California Resources Corp. ....... 590 30,350
Centuri Holdings, Inc.
(e)
.......... 1,365 22,536
Cheniere Energy, Inc. ........... 912 166,568
Citigroup, Inc. ................ 3,486 226,172
Comerica, Inc. ................ 577 31,625
Concentra Group Holdings Parent,
Inc.
(e)
.................... 2,661 62,028
Constellium SE , Class A
(e)
........ 9,633 171,564
Crown PropTech Acquisitions
(e) (h)
... 15,186 669
Crown PropTech Acquisitions , Class A
(e)
6,461 69,391
DiamondRock Hospitality Co.
(i)
..... 15,329 126,158
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21 , cost
$ 1,041,005 )
(e) (h) (j)
............ 15,345 970,725
First Citizens BancShares, Inc. , Class A 101 210,857
First Horizon Corp. ............. 6,598 110,385
Forestar Group, Inc.
(e)
........... 3,273 103,525
Freewire Technologies, Inc.
(e) (h)
..... 13 —
Golden Entertainment, Inc. ....... 1,570 52,485
Green Plains, Inc.
(e)
............ 10,121 179,445
Halliburton Co. ............... 3,944 136,778
HawkEye 360, Inc. , Series D1
(e) (h)
... 34,579 346,136
Kinder Morgan, Inc. ............ 3,088 65,249
Landsea Homes Corp.
(e)
......... 5,918 72,081
Latch, Inc.
(e)
................. 31,344 12,538
Lineage, Inc.
(e)
................ 257 22,585
Lions Gate Entertainment Corp. , Class
A
(e)
..................... 30,865 283,032
Marathon Petroleum Corp. ....... 1,262 223,399
New Look Builders, Inc.
(e) (h)
....... 11,518,792 115
New York Community Bancorp, Inc. . 24,767 260,545
Palladyne AI Corp.
(e)
............ 35,879 71,758
Palladyne AI Corp.
(e)
............ 2,874 5,748
Paramount Global , Class B ....... 37,500 428,250
Park Hotels & Resorts, Inc. ....... 8,214 123,703
Playstudios, Inc.
(e)
............. 50,453 109,483
Screaming Eagle Acquistion
Corp. , (Acquired 05/14/24 , cost
$ 203,300 )
(e) (j)
............... 20,000 144,600
Service Properties Trust ......... 21,310 120,828
Smith Douglas Homes Corp.
(e)
..... 1,690 55,584
Sonder Holdings, Inc. , Class A
(e)
.... 2,393 6,843
Sunstone Hotel Investors, Inc. ..... 9,225 95,571
Texas Capital Bancshares, Inc.
(e)
... 1,834 121,227
Transocean Ltd.
(e)
............. 47,745 276,444
Tribune Resources LLC
(e)
........ 86,655 89,515
United States Steel Corp. ........ 12,682 521,103
Valero Energy Corp. ............ 1,165 188,404
Waystar Holding Corp.
(e)
......... 19,468 447,764
8,032,230
Zambia — 0.0%
First Quantum Minerals Ltd. ....... 814 9,964
Total Common Stocks — 1.0%
(Cost: $ 21,957,336 ) .............................. 9,122,456
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Australia — 0.1%
Mineral Resources Ltd. , 9.25%
,
10/01/28
(a)
................ USD 28 $ 29,777
Oceana Australian Fixed Income Trust
(h)
12.00% , 08/31/25 ........... AUD 178 116,333
12.50% , 07/31/26 ........... 267 174,937
12.50% , 07/31/27 ........... 445 292,841
613,888
Austria — 0.5%
ams-OSRAM AG
(c)
0.00% , 03/05/25
(k) (l)
.......... EUR 1,200 1,244,865
2.13% , 11/03/27
(l)
........... 1,300 1,111,471
10.50% , 03/30/29 ........... 1,385 1,570,617
3,926,953
Canada — 0.6%
1011778 BC ULC , 6.13%
,
06/15/29
(a)
USD 2,250 2,272,977
Brookfield Residential Properties, Inc. ,
5.00%
,
06/15/29
(a)
........... 100 92,872
Dye & Durham Ltd. , 8.63%
,
04/15/29
(a)
88 90,046
Freed Hotels & Resorts , 12.00%
,
11/21/28
(b) (h)
............... 2,457 2,460,595
Garda World Security Corp.
(a)
9.50% , 11/01/27 ............ 50 50,316
7.75% , 02/15/28 ............ 27 27,861
Mattamy Group Corp.
(a)
5.25% , 12/15/27 ............ 21 20,536
4.63% , 03/01/30 ............ 217 203,203
5,218,406
Chile — 0.0%
Kenbourne Invest SA
(a)(d)(e)
6.88% , 11/26/24 ............ 23 13,167
4.70% , 01/22/28 ............ 200 112,750
125,917
China — 0.2%
(c)(d)(e)
European TopSoho SARL , Series
SMCP , 4.00%
,
10/14/24
(l)
...... EUR 7,100 2,087,415
Fantasia Holdings Group Co. Ltd. ,
11.75%
,
04/17/25 ........... USD 200 2,000
2,089,415
Cyprus — 0.1%
Bank of Cyprus PCL
(1-Year EUR Swap Annual +
2.79%), 2.50% , 06/24/27
(b) (c)
.. EUR 1,110 1,168,262
Czech Republic — 0.2%
Allwyn Entertainment Financing UK plc
7.25% , 04/30/30
(c)
........... 1,544 1,767,076
Denmark — 0.1%
SGL Group ApS , (3-mo. EURIBOR
at 0.00% Floor + 4.75%), 8.44%
,
04/22/30
(b)
................ 538 587,636
Finland — 0.1%
Ahlstrom Holding 3 Oy , 4.88%
,
02/04/28
(a)
................ USD 640 601,578
France — 2.7%
Alstom SA , (5-Year EURIBOR ICE
Swap Rate + 2.93%), 5.87%
(b) (c) (m)
. EUR 400 451,870
Altice France SA , 11.50%
,
02/01/27
(c)
419 368,280

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Atos SE
(c)(d)(e)
0.00% , 11/06/24
(k) (l)
.......... EUR 2,300 $ 186,688
1.75% , 05/07/25 ............ 700 57,219
2.50% , 11/07/28 ............ 400 24,730
1.00% , 11/12/29 ............ 600 48,887
Bertrand Franchise Finance SAS
(c)
6.50% , 07/18/30 ............ 399 438,692
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 7.49% , 07/18/30
(b)
... 1,171 1,273,651
BNP Paribas SA , Series TMO ,
(BFRTMO at 0.00% Floor - 0.25%),
2.82%
(b) (m)
................. 1,163 1,192,171
Clariane SE
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%),
13.17%
(b) (c) (m)
............. GBP 2,200 2,715,082
Eramet SA , 6.50%
,
11/30/29
(c)
..... EUR 1,000 1,095,237
Eutelsat SA , 1.50%
,
10/13/28
(c)
.... 800 704,328
Goldstory SAS
(c)
6.75% , 02/01/30 ............ 759 822,455
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.84% , 02/01/30
(b)
... 529 573,884
La Financiere Atalian , 8.50%
,
( 8.50%
Cash or 5.00 % PIK), 06/30/28
(c) (n)
. 2,752 1,753,640
Lion/Polaris Lux 4 SA , (3-mo.
EURIBOR at 0.00% Floor + 3.63%),
7.33%
,
07/01/29
(b) (c)
.......... 833 906,455
Lune Holdings SARL , 5.63%
,
11/15/28
(c)
................. 1,024 976,789
Nova Alexandre III SAS , (3-mo.
EURIBOR at 0.00% Floor + 5.25%),
8.91%
,
07/15/29
(b) (c)
.......... 469 510,874
Paprec Holding SA , 7.25%
,
11/17/29
(c)
1,563 1,780,617
Picard Bondco SA , 5.38%
,
07/01/27
(c)
700 740,392
Picard Groupe SAS , 6.38%
,
07/01/29
(c)
701 774,525
RCI Banque SA , (5-Year EUR
Swap Annual + 2.85%), 2.63%
,
02/18/30
(b) (c)
............... 3,400 3,636,963
Sabena Technics SAS , (Acquired
10/28/22 , cost $ 292,597 ) , (3-mo.
EURIBOR + 5.00%), 8.72%
,
09/30/29
(b) (h) (j)
.............. 297 321,913
Worldline SA , 0.00%
,
07/30/26
(c) (k) (l)
.. 2,174 2,213,030
23,568,372
Germany — 4.8%
ADLER Group SA , 21.00%
,
( 21.00%
Cash or 21.00 % PIK), 07/31/25
(c) (n)
1,700 2,160,206
Agps Bondco plc
(c)(d)(e)
6.00% , 08/05/25 ............ 1,900 659,550
5.50% , 11/13/26 ............ 700 241,098
5.00% , 04/27/27 ............ 1,900 645,814
5.00% , 01/14/29 ............ 2,300 791,558
Aroundtown Finance SARL
(b)(c)(m)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 2,097 2,117,415
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 1,500 1,113,000
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ........... EUR 1,200 1,029,941
Aroundtown SA
(c)
2.00% , 11/02/26 ............ 1,000 1,026,785
0.38% , 04/15/27 ............ 1,500 1,456,921
Security
Par (000)
Par (000) Value
Germany (continued)
1.45% , 07/09/28 ............ EUR 2,300 $ 2,192,119
Commerzbank AG
(b)(c)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(m)
.......... 4,400 4,750,729
(3-mo. EURIBOR + 1.25%), 4.00% ,
07/16/32 ............... 1,100 1,201,368
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63% , 02/28/33 .......... GBP 600 829,762
DEMIRE Deutsche Mittelstand Real
Estate AG , 1.88%
,
10/15/24
(c)
... EUR 2,400 2,183,115
Deutsche Bank AG
(b)(c)
(USISOA05 at 0.00% Floor +
4.36%), 4.79%
(m)
.......... USD 1,600 1,536,000
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13%
(m)
.......... EUR 800 882,138
(5-Year EURIBOR ICE Swap Rate +
3.30%), 4.00% , 06/24/32 .... 2,000 2,144,788
Envalior , 13.63%
,
03/31/31
(h)
...... 458 481,108
Fraport AG Frankfurt Airport Services
Worldwide , 4.25%
,
06/11/32
(c)
... 850 944,373
HT Troplast GmbH , 9.38%
,
07/15/28
(c)
776 842,870
Mahle GmbH , 6.50%
,
05/02/31
(c)
... 1,365 1,504,231
PCF GmbH , 4.75%
,
04/15/26
(c)
.... 1,370 1,244,230
PrestigeBidCo GmbH , (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
7.46%
,
07/01/29
(b) (c)
.......... 678 739,260
Techem Verwaltungsgesellschaft 674
mbH , 6.00%
,
07/30/26
(c)
....... 636 688,015
Tele Columbus AG , 10.00%
,
( 10.00%
Cash or 10.00 % PIK), 01/01/29
(b) (c) (n)
5,313 4,213,270
TUI AG , 1.95%
,
07/26/31
(c) (l)
....... 1,000 1,073,228
TUI Cruises GmbH , 6.50%
,
05/15/26
(c)
411 447,635
Volkswagen International Finance NV ,
(9-Year EUR Swap Annual + 3.96%),
3.88%
(b) (c) (m)
................ 2,300 2,325,477
Wintershall Dea Finance 2 BV , Series
NC8 , (5-Year EUR Swap Annual +
3.32%), 3.00%
(b) (c) (m)
.......... 700 683,711
42,149,715
Greece — 0.2%
National Bank of Greece SA , (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35
(b) (c)
.......... 1,450 1,640,526
Hong Kong — 0.4%
FWD Group Holdings Ltd. , 8.40%
,
04/05/29
(c)
................ USD 3,604 3,730,338
Ireland — 0.6%
Bank of Ireland Group plc , (5-Year EUR
Swap Annual + 7.92%), 7.50%
(b) (c) (m)
EUR 2,808 3,093,416
Flutter Treasury DAC , 6.38%
,
04/29/29
(a)
................ USD 2,000 2,036,140
5,129,556
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV , 7.38%
,
09/15/29 EUR 888 1,076,363
Italy — 2.9%
A2A SpA , (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(b) (c) (m)
..... 950 1,035,849
Azzurra Aeroporti SpA , 2.63%
,
05/30/27
(c)
................ 992 1,024,142

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
Davide Campari-Milano NV , 2.38%
,
01/17/29
(c) (l)
................ EUR 1,200 $ 1,291,945
Duomo Bidco SpA , (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 7.80%
,
07/15/31
(b) (c)
............... 1,526 1,678,152
Engineering - Ingegneria Informatica -
SpA , 11.13%
,
05/15/28
(c)
....... 1,312 1,365,778
Fiber Bidco SpA
(c)
10.00% , 06/15/29 ........... 778 809,492
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 7.69% , 01/15/30
(b)
... 600 652,925
IMA Industria Macchine Automatiche
SpA , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 7.44%
,
04/15/29
(b) (c)
1,132 1,238,353
Infrastrutture Wireless Italiane SpA ,
1.63%
,
10/21/28
(c)
........... 2,604 2,621,817
Intesa Sanpaolo SpA
(c)
5.15% , 06/10/30 ............ GBP 399 485,820
8.51% , 09/20/32 ............ 364 519,943
Lottomatica SpA
(c)
5.38% , 06/01/30 ............ EUR 462 507,589
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 7.05% , 06/01/31
(b)
... 701 766,244
Nexi SpA , 0.00%
,
02/24/28
(c) (k) (l)
.... 3,600 3,315,455
Optics Bidco SpA , Series 2034 , 6.00%
,
09/30/34
(a)
................ USD 406 383,670
Pachelbel Bidco SpA
(c)
7.13% , 05/17/31 ............ EUR 596 669,012
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 8.07% , 05/17/31
(b)
... 784 856,969
Rekeep SpA , 7.25%
,
02/01/26
(c)
.... 583 578,898
Rossini SARL
(c)
6.75% , 12/31/29 ............ 1,225 1,372,158
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 7.55% , 12/31/29
(b)
... 1,741 1,907,278
Salini SpA , 4.00%
,
05/30/28
(c) (l)
..... 900 1,038,111
TeamSystem SpA , (3-mo. EURIBOR
at 0.00% Floor + 3.50%), 7.19%
,
07/31/31
(b) (c)
............... 1,087 1,177,876
25,297,476
Japan — 0.5%
Rakuten Group, Inc. , 9.75%
,
04/15/29
(a)
USD 200 211,732
SoftBank Group Corp.
(c)
3.13% , 09/19/25 ............ EUR 1,250 1,330,897
3.38% , 07/06/29 ............ 230 227,521
4.00% , 09/19/29 ............ 240 243,792
3.88% , 07/06/32 ............ 1,963 1,898,733
3,912,675
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(a)
.......... USD 200 200,806
10.38% , 03/31/29
(c)
.......... GBP 1,456 1,871,761
2,072,567
Luxembourg — 1.6%
Altice Financing SA
2.25% , 01/15/25
(c)
........... EUR 1,280 1,354,180
9.63% , 07/15/27
(a)
........... USD 1,175 1,097,041
Cidron Aida Finco SARL , 5.00%
,
04/01/28
(c)
................ EUR 1,797 1,803,192
Codere New Holdco SA
(d)(e)
7.50% , 11/30/27
(c)
........... 1,514 14,745
7.50% , 11/30/27
(a)
........... 197 1,542
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Ephios Subco 3 SARL , 7.88%
,
01/31/31
(c)
................ EUR 1,141 $ 1,330,562
Garfunkelux Holdco 3 SA , 6.75%
,
11/01/25
(c)
................. 2,877 1,977,157
INEOS Finance plc , 6.38%
,
04/15/29
(c)
709 789,391
Kleopatra Finco SARL , 4.25%
,
03/01/26
(c)
................ 884 856,255
Opus-Chartered Issuances SA , 2.50%
,
07/04/25
(b) (c)
............... 897 975,632
Sani/Ikos Financial Holdings 1 Sarl ,
7.25%
,
07/31/30
(c)
........... 1,021 1,113,817
Vivion Investments SARL
(c)
3.00% , 08/08/24 ............ 1,600 1,723,202
7.90% , ( 7.90 % Cash or 7.90 % PIK),
02/28/29
(n)
.............. 556 547,051
13,583,767
Netherlands — 0.4%
ABN AMRO Bank NV , (5-Year
EURIBOR ICE Swap Rate + 1.63%),
4.38%
,
07/16/36
(b) (c)
.......... 1,100 1,203,141
ING Groep NV , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.86%), 3.88%
(b) (m)
.... USD 1,857 1,599,574
Titan Holdings II BV , 5.13%
,
07/15/29
(c)
EUR 734 803,507
3,606,222
Norway — 0.4%
Var Energi ASA , (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(b) (c)
............... 2,525 2,992,286
Portugal — 1.7%
Banco Espirito Santo SA
(c)(d)(e)
2.63% , 05/08/17 ............ 6,100 1,848,483
4.75% , 01/15/18 ............ 19,300 5,848,479
4.00% , 07/30/24 ............ 22,800 6,909,084
14,606,046
Romania — 0.4%
RCS & RDS SA
(c)
2.50% , 02/05/25 ............ 500 534,854
3.25% , 02/05/28 ............ 2,800 2,880,512
3,415,366
Slovenia — 0.3%
(c)
Summer BidCo BV , 10.00%
,
02/15/29 609 661,432
United Group BV , (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 8.08%
,
02/15/31
(b)
................ 1,549 1,682,692
2,344,124
South Korea — 0.2%
SK Hynix, Inc. , 6.25%
,
01/17/26
(a)
... USD 2,000 2,028,750
Spain — 1.3%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 4.27%),
6.88%
(b) (c) (m)
................ EUR 1,200 1,298,700
Cellnex Telecom SA
(c)
2.13% , 08/11/30
(l)
........... 3,700 4,126,052
1.75% , 10/23/30 ............ 700 680,087
0.75% , 11/20/31
(l)
........... 2,700 2,488,339
Cirsa Finance International SARL
(c)
7.88% , 07/31/28 ............ 482 551,900
(3-mo. EURIBOR + 4.50%), 8.14% ,
07/31/28
(b)
.............. 940 1,028,760

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Spain (continued)
6.50% , 03/15/29 ............ EUR 403 $ 449,776
Natural Foods , (6-mo. EURIBOR at
0.00% Floor + 6.75%), 10.36%
,
10/13/29
(b) (h)
............... 698 755,843
11,379,457
Sweden — 1.1%
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual +
3.67%), 3.25%
(b) (m)
......... 531 435,316
1.13% , 01/21/26 ............ 332 336,235
(5-Year EUR Swap Annual +
3.15%), 2.63%
(b) (m)
......... 124 84,551
Heimstaden Bostad Treasury BV
(c)
0.63% , 07/24/25 ............ 332 338,944
1.38% , 03/03/27 ............ 332 321,280
1.00% , 04/13/28 ............ 996 913,723
Intrum AB
(c)
3.00% , 09/15/27 ............ 5,120 3,851,078
9.25% , 03/15/28 ............ 438 327,658
Stena International SA
(a)
7.25% , 01/15/31 ............ USD 2,675 2,736,437
7.63% , 02/15/31 ............ 425 437,015
9,782,237
Switzerland — 0.5%
Julius Baer Group Ltd. , (5-Year EUR
Swap Annual + 3.85%), 6.63%
(b) (c) (m)
EUR 698 745,054
UBS AG , 0.25%
,
09/01/28
(c)
....... 900 866,413
UBS Group AG
(b)
(5-Year USD Swap Semi + 4.87%),
7.00%
(c) (m)
............... USD 2,250 2,250,000
(1-Year EURIBOR ICE Swap Rate +
0.77%), 0.65% , 01/14/28
(c)
... EUR 500 505,232
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(a) (m)
......... USD 225 244,962
4,611,661
United Arab Emirates — 0.0%
Shelf Drilling Holdings Ltd. , 9.63%
,
04/15/29
(a)
................ 265 254,649
United Kingdom — 7.1%
Amber Finco plc , 6.63%
,
07/15/29
(c)
. EUR 1,561 1,750,663
Ardonagh Finco Ltd. , 6.88%
,
02/15/31
(c)
1,970 2,110,712
Barclays plc , (USISSO05 + 5.78%),
9.63%
(b) (m)
................. USD 825 900,984
British Airways Pass-Through Trust ,
Series 2013-1 , Class A , 8.63%
,
12/15/32
(h)
................ 19,378 20,420,707
Centrica plc , (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(b) (c)
.... GBP 525 685,645
CK Hutchison Group Telecom Finance
SA , 2.63%
,
10/17/34
(c)
........ 1,296 1,242,645
CPUK Finance Ltd.
(c)
3.59% , 08/28/25 ............ 341 429,522
7.88% , 08/28/29 ............ 316 412,327
Deuce Finco plc , 5.50%
,
06/15/27
(c)
. 709 872,992
EnQuest plc , 11.63%
,
11/01/27
(a)
... USD 1,712 1,750,592
Galaxy Bidco Ltd. , 6.50%
,
07/31/26
(c)
GBP 2,257 2,879,725
Global Switch Finance BV , 1.38%
,
10/07/30
(c)
................ EUR 2,142 2,097,598
INEOS Quattro Finance 2 plc , 8.50%
,
03/15/29
(c)
................ 2,157 2,483,174
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Intu Jersey 2 Ltd. , 2.88%
,
11/01/24
(c) (d) (e)
(l)
....................... GBP 4,134 $ 810,473
Jerrold Finco plc , 5.25%
,
01/15/27
(c)
. 1,799 2,249,105
Lloyds Banking Group plc
(b)(m)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.61%),
5.13% ................. 587 748,015
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(c)
.......... EUR 2,645 2,836,376
Metrocentre Finance plc , 8.75%
,
( 8.75 % Cash or 8.75 % PIK),
12/05/24
(n)
................ GBP 632 400,610
Motion Finco SARL , 7.38%
,
06/15/30
(c)
EUR 1,890 2,134,524
Nationwide Building Society , (5-Year
U.K. Government Bonds Note
Generic Bid Yield + 5.39%),
5.88%
(b) (c) (m)
................ GBP 1,132 1,448,025
NatWest Group plc , Series -*- , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 5.63%),
6.00%
(b) (m)
................. USD 1,433 1,414,505
Phoenix Group Holdings plc , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.19%),
8.50%
(b) (c) (m)
................ 1,470 1,471,837
Pinewood Finco plc , 6.00%
,
03/27/30
(c)
GBP 2,004 2,564,494
Premier Foods Finance plc , 3.50%
,
10/15/26
(c)
................ 951 1,179,842
Stonegate Pub Co. Financing 2019
plc
(c)
(3-mo. EURIBOR + 0.00%),
10.27% , 07/31/29
(b)
........ EUR 587 635,281
10.75% , 07/31/29 ........... GBP 1,156 1,486,096
Thames Water Kemble Finance plc ,
4.63%
,
05/19/26
(c)
........... 432 16,716
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/25 ............ 1,810 1,780,037
0.88% , 01/31/28 ............ EUR 662 494,372
Zegona Finance plc
6.75% , 07/15/29
(c)
........... 1,620 1,786,118
8.63% , 07/15/29
(a)
........... USD 225 229,528
61,723,240
United States — 31.2%
AAR Escrow Issuer LLC , 6.75%
,
03/15/29
(a)
................ 1,739 1,777,586
Affinity Interactive , 6.88%
,
12/15/27
(a)
125 108,990
Alexander Funding Trust II , 7.47%
,
07/31/28
(a)
................ 10,012 10,711,113
Allegiant Travel Co. , 7.25%
,
08/15/27
(a)
90 83,940
Allied Universal Holdco LLC
9.75% , 07/15/27
(a)
........... 60 59,949
4.88% , 06/01/28
(c)
........... GBP 1,852 2,180,253
AMC Networks, Inc.
10.25% , 01/15/29
(a)
.......... USD 107 105,733
4.25% , 02/15/29 ............ 163 112,151
Amentum Escrow Corp. , 7.25%
,
08/01/32
(a)
................ 441 450,397
Amkor Technology, Inc. , 6.63%
,
09/15/27
(a)
................ 3,000 3,006,972
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
........... EUR 1,783 1,580,144
4.13% , 08/15/26
(a)
........... USD 604 510,798
4.75% , 07/15/27
(c)
........... GBP 393 270,596

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ashton Woods USA LLC
(a)
4.63% , 08/01/29 ............ USD 38 $ 35,086
4.63% , 04/01/30 ............ 154 140,582
Bausch + Lomb Corp. , 8.38%
,
10/01/28
(a)
................ 4,500 4,623,394
Big River Steel LLC , 6.63%
,
01/31/29
(a)
121 121,245
Buckeye Partners LP
4.35% , 10/15/24 ............ 41 40,860
4.13% , 03/01/25
(a)
........... 38 37,498
California Resources Corp. , 8.25%
,
06/15/29
(a)
................ 78 79,875
Calumet Specialty Products Partners
LP , 9.75%
,
07/15/28
(a)
......... 221 202,682
Carnival Corp. , 7.00%
,
08/15/29
(a)
... 470 491,206
Catalent Pharma Solutions, Inc. , 5.00%
,
07/15/27
(a)
................ 2,000 1,986,145
Champions Financing, Inc. , 8.75%
,
02/15/29
(a)
................ 21 21,419
Civitas Resources, Inc.
(a)
5.00% , 10/15/26 ............ 156 152,576
8.38% , 07/01/28 ............ 291 305,524
Cloud Software Group, Inc.
(a)
6.50% , 03/31/29 ............ 3,000 2,924,242
9.00% , 09/30/29 ............ 1,210 1,203,231
8.25% , 06/30/32 ............ 2,940 3,050,259
Clydesdale Acquisition Holdings, Inc. ,
8.75%
,
04/15/30
(a)
........... 90 88,326
CommScope Technologies LLC , 6.00%
,
06/15/25
(a)
................ 3,669 3,444,274
Constellium SE , 5.38%
,
08/15/32
(c)
.. EUR 1,129 1,224,915
Crescent Energy Finance LLC , 7.63%
,
04/01/32
(a)
................ USD 74 75,892
CSC Holdings LLC
(a)
5.50% , 04/15/27 ............ 200 167,206
11.25% , 05/15/28 ........... 200 180,816
11.75% , 01/31/29 ........... 200 180,798
DISH DBS Corp. , 5.88%
,
11/15/24 .. 498 464,406
DISH Network Corp.
(l)
0.00% , 12/15/25
(k)
........... 185 134,881
3.38% , 08/15/26 ............ 60 36,445
Dresdner Funding Trust I , 8.15%
,
06/30/31
(c)
................ 2,023 2,212,389
Edison International , (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.66%), 7.88%
,
06/15/54
(b)
................ 3,650 3,820,455
EQM Midstream Partners LP , 7.50%
,
06/01/27
(a)
................ 7,250 7,448,386
EquipmentShare.com, Inc. , 9.00%
,
05/15/28
(a)
................ 1,397 1,437,964
Forestar Group, Inc. , 5.00%
,
03/01/28
(a)
557 536,203
Freewire Technologies, Inc. , 6.00%
,
02/20/28
(h)
................ 769 —
Frontier Communications Holdings
LLC
(a)
8.75% , 05/15/30 ............ 11,344 11,884,336
8.63% , 03/15/31 ............ 150 157,109
Frontier Florida LLC , Series E , 6.86%
,
02/01/28 ................. 8,500 8,603,608
Full House Resorts, Inc. , 8.25%
,
02/15/28
(a)
................ 48 47,252
GoTo Group, Inc.
5.50% , 05/01/28
(a)
........... 3,512 1,871,181
Security
Par (000)
Par (000) Value
United States (continued)
Gray Television, Inc. , 10.50%
,
07/15/29
(a)
................ USD 2,000 $ 2,087,014
Helios Software Holdings, Inc. , 7.88%
,
05/01/29
(c)
................ EUR 1,391 1,527,601
Howard Hughes Corp. (The) , 5.38%
,
08/01/28
(a)
................ USD 323 313,227
Icon Investments Six DAC , 5.81%
,
05/08/27 ................. 3,000 3,060,326
Illuminate Buyer LLC , 9.00%
,
07/01/28
(a)
................ 67 67,219
Iron Mountain UK plc , 3.88%
,
11/15/25
(c)
................. GBP 1,443 1,818,666
JPMorgan Chase & Co. , Series KK , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.85%),
3.65%
(b) (m)
................. USD 35 33,236
Kronos International, Inc.
(c)
3.75% , 09/15/25 ............ EUR 319 341,785
9.50% , 03/15/29 ............ 1,467 1,718,643
Landsea Homes Corp. , 11.00%
,
07/17/28
(h)
................ USD 1,819 1,962,337
Lessen, Inc. , (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a) (b) (h)
.. 1,287 1,197,018
Level 3 Financing, Inc. , 4.63%
,
09/15/27
(a)
................ 295 194,818
LGI Homes, Inc. , 8.75%
,
12/15/28
(a)
. 122 129,619
Lightning eMotors, Inc. , 7.50%
,
05/15/25
(a) (d) (e) (l)
............. 200 2,000
Lions Gate Capital Holdings 1, Inc. ,
5.50%
,
04/15/29
(a)
........... 17,535 15,693,825
Macy's Retail Holdings LLC , 5.88%
,
04/01/29
(a)
................ 1,000 976,707
Mauser Packaging Solutions Holding
Co. , 7.88%
,
04/15/27
(a)
........ 281 290,001
Midwest Gaming Borrower LLC , 4.88%
,
05/01/29
(a)
................ 122 115,202
Nationstar Mortgage Holdings, Inc.
(a)
6.00% , 01/15/27 ............ 40 39,702
5.50% , 08/15/28 ............ 193 187,444
5.13% , 12/15/30 ............ 190 176,943
5.75% , 11/15/31 ............ 89 84,940
NCR Atleos Corp. , 9.50%
,
04/01/29
(a)
6,750 7,373,850
Neogen Food Safety Corp. , 8.63%
,
07/20/30
(a)
................ 5,334 5,761,515
Nexstar Media, Inc. , 5.63%
,
07/15/27
(a)
6 5,819
NiSource, Inc. , (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.45%), 6.95%
,
11/30/54
(b)
................ 3,000 3,042,244
Olympus Water US Holding Corp. ,
9.75%
,
11/15/28
(a)
........... 304 323,051
Palomino Funding Trust I , 7.23%
,
05/17/28
(a)
................ 10,850 11,572,893
Paramount Global
7.88% , 07/30/30 ............ 3,000 3,183,300
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.00%), 6.38% , 03/30/62
(b)
... 3,851 3,535,699
Park Intermediate Holdings LLC ,
4.88%
,
05/15/29
(a)
........... 168 158,744
PennyMac Financial Services, Inc. ,
7.88%
,
12/15/29
(a)
........... 43 45,012
Permian Resources Operating LLC
(a)
7.75% , 02/15/26 ............ 28 28,348

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
8.00% , 04/15/27 ............ USD 208 $ 214,697
5.88% , 07/01/29 ............ 61 60,631
7.00% , 01/15/32 ............ 69 71,441
Pilgrim's Pride Corp. , 6.25%
,
07/01/33 209 216,425
Pitney Bowes, Inc. , 6.88%
,
03/15/27
(a)
6,350 6,280,308
Playtika Holding Corp. , 4.25%
,
03/15/29
(a)
................ 32 28,432
Rand Parent LLC , 8.50%
,
02/15/30
(a)
6,500 6,427,637
Reworld Holding Corp. , 4.88%
,
12/01/29
(a)
................ 51 46,636
RingCentral, Inc. , 8.50%
,
08/15/30
(a)
. 7,500 7,879,935
Sabre GLBL, Inc.
(a)
8.63% , 06/01/27 ............ 4,739 4,430,066
11.25% , 12/15/27 ........... 4,183 4,142,457
SCIL IV LLC , 9.50%
,
07/15/28
(c)
.... EUR 1,528 1,785,550
Seagate HDD Cayman
8.25% , 12/15/29
(a)
........... USD 7,000 7,543,766
8.50% , 07/15/31
(a)
........... 1,269 1,377,859
9.63% , 12/01/32 ............ 7,150 8,187,975
Service Properties Trust
8.38% , 06/15/29 ............ 5,383 5,358,906
8.88% , 06/15/32 ............ 415 395,395
Sitio Royalties Operating Partnership
LP , 7.88%
,
11/01/28
(a)
......... 99 103,587
Sonder Corp. , 10.00%
,
12/31/24
(h)
.. 132 127,652
Sonder Holdings, Inc. , (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 14.35%
,
01/19/27
(b) (h)
... 1,464 1,291,684
Spirit AeroSystems, Inc.
(a)
9.38% , 11/30/29 ............ 5,500 5,952,664
9.75% , 11/15/30 ............ 8,762 9,765,205
Stem, Inc. , 0.50%
,
12/01/28
(a) (l)
..... 47 18,677
STL Holding Co. LLC , 8.75%
,
02/15/29
(a)
................ 82 85,371
SUN Country Marine, Inc. , Series 2022-
1B , 5.75%
,
03/15/29
(h)
........ 10,235 10,413,943
Talen Energy Supply LLC , 8.63%
,
06/01/30
(a)
................ 3,600 3,879,463
Tenneco, Inc. , 8.00%
,
11/17/28
(a)
... 203 184,235
Texas Capital Bancshares, Inc. , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(b)
........... 100 92,695
Transocean Titan Financing Ltd. ,
8.38%
,
02/01/28
(a)
........... 77 80,081
Transocean, Inc. , 8.25%
,
05/15/29
(a)
. 124 126,613
Uniti Group LP
(a)
Series MAY , 10.50% , 02/15/28 ... 439 444,026
10.50% , 02/15/28 ........... 8,632 8,730,822
Univision Communications, Inc. , 8.00%
,
08/15/28
(a)
................ 2,000 2,009,900
Venture Global LNG, Inc.
(a)
9.50% , 02/01/29 ............ 6,764 7,524,877
7.00% , 01/15/30 ............ 3,000 3,031,330
Veritas US, Inc. , 7.50%
,
09/01/25
(a)
.. 2,790 2,427,300
Vistra Operations Co. LLC
(a)
7.75% , 10/15/31 ............ 4,002 4,229,134
6.00% , 04/15/34 ............ 2,000 2,046,448
Vital Energy, Inc. , 7.88%
,
04/15/32
(a)
. 52 52,893
Warnermedia Holdings, Inc. , 6.41%
,
03/15/26 ................. 7,025 7,024,646
Weekley Homes LLC , 4.88%
,
09/15/28
(a)
................ 147 139,948
Security
Par (000)
Par (000) Value
United States (continued)
William Carter Co. (The) , 5.63%
,
03/15/27
(a)
................ USD 11 $ 10,881
XHR LP
(a)
6.38% , 08/15/25 ............ 104 104,010
4.88% , 06/01/29 ............ 25 23,591
Zayo Group Holdings, Inc. , 4.00%
,
03/01/27
(a)
................ 148 125,854
271,935,682
Zambia — 0.4%
First Quantum Minerals Ltd. , 9.38%
,
03/01/29
(a)
................ 3,544 3,732,293
Total Corporate Bonds — 60.9%
(Cost: $ 575,430,884 ) ............................. 530,672,499
Fixed Rate Loan Interests
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan ,
0.00%
,
11/09/29
(h)
........... GBP 213 2,744
United States — 0.0%
AVSC Holding Corp., 1st Lien Term
Loan B3 , 5.00%
,
10/15/26 ...... USD 382 386,831
Total Fixed Rate Loan Interests — 0.0%
(Cost: $ 420,647 ) ................................ 389,575
Floating Rate Loan Interests
Colombia — 0.0%
Ecopetrol SA, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
0.00%), 10.00%
,
09/06/30
(b) (h)
... 150 153,480
Finland — 0.1%
Mehilainen Yhtiot Oy, Facility Term
Loan B4 , (3-mo. EURIBOR at 0.00%
Floor + 0.00%), 7.65%
,
08/09/28
(b)
EUR 867 939,830
France — 0.5%
(b)
Altice France SA, Term Loan B14 ,
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 9.19%
,
08/15/28 ...... 1,990 1,608,240
Tarkett Participation, Facility Term Loan
B , (6-mo. EURIBOR at 0.00% Floor
+ 3.45%), 7.12%
,
04/21/28 ..... 2,831 3,065,466
4,673,706
Germany — 1.1%
(b)
Apleona Holding GmbH, Facility Term
Loan B3 , 7.39%
,
04/28/28 ...... 1,240 1,344,387
Nidda Healthcare Holding GmbH, Term
Loan B3 , 02/21/30
(o)
.......... 3,263 3,523,209
Tele Columbus AG, Facility Term Loan
B , 10.00%
,
01/01/29 ......... 1,000 793,430
TK Elevator Midco GmbH, Facility Term
Loan B2 , (6-mo. EURIBOR at 0.00%
Floor + 4.00%), 7.59%
,
04/30/30 . 2,357 2,555,099
Wittur Holding GmbH, Facility Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 5.50%), 9.18%
,
09/29/28 . 1,412 1,346,206
9,562,331

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., Term Loan , (6-
mo. SONIA at 0.00% Floor + 0.00%),
16.50%
,
11/10/27
(b) (h)
......... GBP 390 $ 301,123
Luxembourg — 0.7%
(b)
Altice Financing SA, Term Loan
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 8.69% , 10/28/27 .... EUR 1,194 1,109,421
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 8.69% , 10/31/27 .... 1,933 1,795,708
Concrete Investment II SCA, Facility
Term Loan A2 , (3-mo. EURIBOR
at 0.00% Floor + 2.00%),
5.87%
,
10/30/24
(h)
........... 86 9
EURO Parfums Fze, Term Loan , (6-
mo. LIBOR USD at 0.00% Floor +
0.00%), 12.21%
,
01/01/30
(h)
..... USD 218 218,000
Index Holdco SARL, Facility Term Loan
A , (6-mo. EURIBOR at 0.00% Floor
+ 0.10%), 0.10%
,
12/29/28 ..... EUR 1,714 259,564
Rainbow UK Holdco Ltd., Facility Term
Loan B2 , (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 7.41%
,
02/24/29 . 2,400 2,589,660
5,972,362
Netherlands — 1.0%
(b)
Boels Topholding BV, Facility Term Loan
B2 , (3-mo. EURIBOR at 0.00% Floor
+ 3.00%), 6.80%
,
05/23/31 ..... 1,293 1,401,560
Median BV, Facility Term Loan B2 ,
11.02%
,
10/14/27
(d) (e)
......... GBP 1,700 2,073,432
Sigma Holdco BV, Facility Term Loan
B6 , 01/02/28
(o)
.............. EUR 2,500 2,701,675
Ziggo BV, Facility Term Loan H , (1-mo.
EURIBOR at 0.00% Floor + 3.00%),
6.61%
,
01/31/29 ............ 2,139 2,277,986
8,454,653
Spain — 1.1%
(b)
Europa University Education Group SL,
Term Loan , 06/13/31
(o)
........ 927 1,003,344
Lorca Holdco Ltd., Facility Term Loan
B3 , (6-mo. EURIBOR at 0.00% Floor
+ 3.50%), 7.20%
,
03/25/31 ..... 5,946 6,437,506
Pax Midco SLU, Facility Term Loan B2 ,
(6-mo. EURIBOR at 0.00% Floor +
5.00%), 8.74%
,
12/31/29 ...... 1,706 1,830,033
9,270,883
United Kingdom — 1.3%
(b)
Bellis Acquisition Co. plc, Term Loan B ,
(6-mo. EURIBOR at 0.00% Floor +
4.00%), 7.80%
,
12/31/30 ...... 1,293 1,393,180
CD&R Firefly Bidco Ltd., Facility Term
Loan B6 , (6-mo. SONIA at 0.00%
Floor + 5.75%), 10.81%
,
06/21/28 GBP 2,250 2,892,487
Ineos Quattro Holdings UK Ltd., Term
Loan B , (1-mo. EURIBOR at 0.00%
Floor + 4.50%), 8.10%
,
04/02/29 . EUR 2,810 3,044,521
Ineos US Finance LLC, Term Loan ,
(1-mo. EURIBOR + 3.50%),
7.10%
,
06/23/31 ............ 3,931 4,225,353
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Seashell Bidco SL, Facility Term Loan
B , (6-mo. EURIBOR at 0.00% Floor
+ 6.50%), 0.00%
,
10/10/29
(h)
.... EUR 74 $ 79,789
11,635,330
United States — 10.2%
Aimbridge Acquisition Co., Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
10.21%
,
02/02/26
(b)
.......... USD 173 170,660
Altar BidCo, Inc., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 3.10%), 7.95%
,
02/01/29
(b)
2,985 2,985,518
Altar BidCo, Inc., 2nd Lien Term Loan ,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 10.40%
,
02/01/30
(b)
11,512 11,252,863
American Auto Auction Group LLC, 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
10.49%
,
12/30/27
(b)
.......... 117 117,454
Amneal Pharmaceuticals LLC,
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 5.50%),
10.84%
,
05/04/28
(b)
.......... 3,237 3,264,389
Applied Systems, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.84%
,
02/24/31
(b)
........... 851 854,907
Ascensus Group Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.96%
,
08/02/28
(b)
........... 2 2,376
Atlas CC Acquisition Corp., 1st Lien
Term Loan B , 05/25/28
(b) (o)
...... 831 607,451
Atlas CC Acquisition Corp., 1st Lien
Term Loan C , 05/25/28
(b) (o)
...... 169 123,549
Avaya, Inc., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor +
7.50%), 12.84%
,
08/01/28
(b)
..... 58 51,382
AVSC Holding Corp., 1st Lien Term
Loan B1 , (1-mo. CME Term
SOFR at 1.00% Floor + 3.25%),
8.69%
,
03/03/25
(b)
........... 956 949,237
Boxer Parent Co., Inc., Term Loan ,
(1-mo. EURIBOR + 4.00%),
7.61%
,
07/03/31
(b)
........... EUR 2,388 2,587,643
Champions Holdco, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 10.08%
,
02/23/29
(b)
USD 765 757,671
Chemours Co. (The), Term Loan B3 ,
(1-mo. EURIBOR at 0.00% Floor +
4.00%), 7.60%
,
08/18/28
(b)
..... EUR 4,000 4,332,593
Cloud Software Group, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
9.84%
,
03/21/31
(b)
........... USD 1,782 1,788,023
Cloud Software Group, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34%
,
03/30/29
(b)
715 714,115
Conair Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
9.21%
,
05/17/28
(b)
........... 88 84,368

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
ConnectWise LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor +
3.50%), 9.10%
,
09/29/28
(b)
..... USD 79 $ 78,659
CoreWeave Compute Acquisition Co. II
LLC, Delayed Draw Term Loan
(b)(h)
(3-mo. CME Term SOFR at 0.00%
Floor + 9.62%), 14.08% , 07/31/28 1,432 1,429,822
(3-mo. CME Term SOFR + 0.00%),
2.50% , 05/16/29 .......... 122 120,501
Cotiviti Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 8.59%
,
05/01/31
(b)
1,494 1,498,932
DirecTV Financing LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 5.00%), 10.46%
,
08/02/27
(b)
135 135,460
DRI Holding, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 5.25%), 10.69%
,
12/21/28
(b)
237 227,242
Dynasty Acquisition Co., Inc., Term
Loan B1 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.84%
,
08/24/28
(b)
........... 186 186,498
Dynasty Acquisition Co., Inc., Term
Loan B2 , (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
8.84%
,
08/24/28
(b)
........... 72 71,909
ECL Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 9.34%
,
08/31/30
(b)
492 493,059
EIS Group Ltd., Term Loan
(1-mo. CME Term SOFR at
0.75% Floor + 7.00%),
12.34% , 07/10/28
(b) (h)
....... 642 632,829
Ellucian Holdings, Inc., 2nd Lien
Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor + 8.00%),
13.44%
,
10/09/28
(b) (h)
......... 1,417 1,416,667
Emerald Technologies US
AcquisitionCo., Inc., Term Loan B ,
(3-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 11.75%
,
12/29/27
(b) (h)
285 250,811
First Brands Group LLC, 1st Lien Term
Loan , (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 8.64%
,
03/30/27
(b) (h)
EUR 2,598 2,814,906
Flexsys Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
10.85%
,
11/01/28
(b)
.......... USD 171 153,956
Genesys Cloud Services Holdings I
LLC, Term Loan
(b)
(1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.84% , 12/01/27 1,990 1,999,858
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.21% , 12/01/27 3,260 3,279,308
GoTo Group, Inc., Term Loan , (1-mo.
LIBOR USD at 0.00% Floor +
4.75%), 10.14%
,
04/28/28
(b)
..... 3,501 3,082,149
Green Plains Operating Co. LLC,
Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 8.00%),
13.59%
,
07/20/26
(b) (h)
......... 414 408,918
Security
Par (000)
Par (000) Value
United States (continued)
Helios Service Partners LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.50%),
12.10%
,
03/19/27
(b) (h)
......... USD 20 $ 20,484
Helios Service Partners LLC, 2nd
Lien Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 6.25%),
11.85%
,
03/19/27
(b) (h)
......... 107 107,260
Helios Service Partners LLC, Delayed
Draw 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor +
0.00%), 1.00%
,
03/19/27
(b) (h)
.... 165 164,890
Helios Services Partners, Delayed Draw
Term Loan , 0.00%
,
12/31/30
(b) (e) (h)
. 108 107,315
Hydrofarm Holdings Group, Inc.,
Term Loan , (1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
10.96%
,
10/25/28
(b) (h)
......... 165 132,831
J&J Ventures Gaming LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.46%
,
04/26/28
(b)
319 319,219
Jack Ohio Finance LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 4.75%), 10.21%
,
10/04/28
(b)
129 128,560
Level 3 Financing, Inc., Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00%
Floor + 6.56%), 11.91%
,
04/15/29
(b)
54 53,796
Maverick Gaming LLC, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.82%
,
06/03/28
(b)
.......... 115 109,326
Maverick Gaming LLC, 2nd Lien
Term Loan , (3-mo. CME Term
SOFR at 1.00% Floor + 7.50%),
12.82%
,
06/03/28
(b) (h)
......... 190 132,870
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 7.00%),
12.35%
,
11/01/29
(b)
.......... 461 308,870
MH Sub I LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00%
Floor + 6.25%), 11.50%
,
02/23/29
(b)
302 299,264
Mitchell International, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.59%
,
06/17/31
(b)
........... 878 867,833
Modena Buyer LLC, Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor +
4.50%), 9.83%
,
07/01/31
(b)
..... 1,000 961,500
Naked Juice LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.69%
,
01/24/29
(b)
400 355,456
Naked Juice LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 11.44%
,
01/24/30
(b)
969 722,448
NGP XI Midstream Holdings LLC, Term
Loan , (3-mo. CME Term SOFR +
4.00%), 9.29%
,
07/25/31
(b) (h)
.... 95 94,644
Nielsen Consumer, Inc., Term Loan ,
(1-mo. EURIBOR + 4.75%),
8.35%
,
03/06/28
(b)
........... EUR 1,678 1,815,189
Olympus Water US Holding Corp., Term
Loan B , (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 7.46%
,
06/20/31
(b)
1,438 1,551,945

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Orion Group HoldCo LLC, Delayed
Draw 1st Lien Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor +
6.50%), 0.00%
,
03/19/27
(b) (h)
.... USD 91 $ 92,073
Orion Group HoldCo LLC, Delayed
Draw Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 0.00%),
11.60% , 03/19/27
(b) (h)
....... 238 239,539
Orion Group HoldCo LLC, Term Loan
(3-mo. CME Term SOFR at
1.00% Floor + 0.00%),
11.60% , 03/19/27
(b) (h)
....... 21 20,982
Park River Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
8.84%
,
12/28/27
(b)
........... 91 86,305
Playtika Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 8.21%
,
03/13/28
(b)
478 478,495
Potters Industries LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.09%
,
12/14/27
(b)
88 88,192
Project Montage Note, Term Loan ,
01/01/28
(b) (h) (o)
.............. 143 143,077
Project Montage, Term Loan , 01/01/38
(b)
(h) (o)
..................... 322 321,923
Proofpoint, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 8.34%
,
08/31/28
(b)
637 638,510
Quartz AcquireCo LLC, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 8.09%
,
06/28/30
(b)
5,868 5,886,056
RealPage, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75%
Floor + 6.50%), 11.96%
,
04/23/29
(b)
1,293 1,221,943
Redstone HoldCo 2 LP, 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
10.26%
,
04/27/28
(b)
.......... 4,690 3,963,949
Redstone HoldCo 2 LP, 2nd Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
13.26%
,
04/27/29
(b)
.......... 3,548 2,703,860
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1 , (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
8.76%
,
03/16/27
(b)
........... 344 345,310
Sedgwick Claims Management
Services, Inc., Term Loan ,
02/24/28
(b) (o)
............... 242 242,291
StubHub Holdco Sub LLC, Term Loan
B , (1-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 10.09%
,
03/15/30
(b)
1,620 1,617,631
Triton Water Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
8.85%
,
03/31/28
(b)
........... 170 170,158
Truist Insurance Holdings LLC, 1st
Lien Term Loan , (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
8.59%
,
05/06/31
(b)
........... 417 417,717
Security
Par (000)
Par (000) Value
United States (continued)
Vaco Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor +
5.00%), 10.49%
,
01/21/29
(b)
..... USD 286 $ 282,675
VeriFone Systems, Inc., First Lien Term
Loan , 08/20/25
(b) (o)
........... 2,498 2,150,067
Veritas US, Inc., Term Loan B ,
09/01/25
(b) (o)
............... 250 218,827
VS Buyer LLC, Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 8.58%
,
04/12/31
(b)
..... 908 910,822
Waystar Technologies, Inc., 1st Lien
Term Loan , (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
8.09%
,
10/22/29
(b)
........... 3,841 3,870,122
Woof Holdings, Inc., 1st Lien
Term Loan , (3-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
9.35%
,
12/21/27
(b)
........... 147 111,766
Xerox Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 9.34%
,
11/17/29
(b)
5,216 5,190,169
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 8.46%
,
03/09/27
(b)
92 81,977
88,673,819
Total Floating Rate Loan Interests — 16.0%
(Cost: $ 143,091,014 ) ............................. 139,637,517
Foreign Agency Obligations
France — 0.4%
Electricite de France SA
(b)(c)(m)
(13-Year GBP Swap Semi + 4.23%),
6.00% ................. GBP 1,000 1,268,947
(BPISDS15 + 3.32%), 5.88% ... 400 494,274
(5-Year EUR Swap Annual +
3.97%), 3.38% ........... EUR 1,600 1,547,618
3,310,839
Ireland — 0.4%
AIB Group plc , (5-Year EUR Swap
Annual + 5.70%), 5.25%
(b) (c) (m)
... 3,030 3,274,954
Italy — 0.2%
Banca Monte dei Paschi di Siena SpA ,
(3-mo. EURIBOR + 3.21%), 6.75%
,
03/02/26
(b) (c)
............... 1,725 1,889,900
Total Foreign Agency Obligations — 1.0%
(Cost: $ 8,155,317 ) .............................. 8,475,693
Shares
Shares
Investment Companies
Invesco Senior Loan ETF ........ 300,000 6,300,000
SPDR S&P Oil & Gas Exploration &
Production ETF ............. 512 74,952
Total Investment Companies — 0.7%
(Cost: $ 6,406,647 ) .............................. 6,374,952

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0 .5%
United States — 0.5%
CSMC Trust, Series 2022-LION,
Class A, (1-mo. CME Term SOFR
at 3.59% Floor + 3.44%), 8.77%,
02/15/25
(a) (b) (h)
.............. USD 4,000 $ 3,896,978
Total Non-Agency Mortgage-Backed Securities — 0.5%
(Cost: $ 3,988,304 ) .............................. 3,896,978
Preferred Securities
Capital Trusts — 0 .3%
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(b) (c) (m)
................ EUR 2,000 2,172,617
United States — 0.0%
Citigroup, Inc. , Series Y , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.00%),
4.15%
(b) (m)
................. USD 35 32,454
Total Capital Trusts — 0.3%
(Cost: $ 2,061,023 ) .............................. 2,205,071
Shares
Shares
Preferred Stocks — 0 .5%
United States — 0.5%
(h)
Cap Hill Brands (Preference) , Class E
(e)
506,652 106,397
Coreweave, Inc. , 10.00%
(e)
....... 430,000 438,600
Dream Finders Homes, Inc.
(Preference) , 9.00%
(m)
........ 2,261 2,184,692
HNG Hospitality offshore LP , (Acquired
02/16/24 , cost $ 723,000 )
(e) (j)
..... 723,000 730,230
Lessen Holdings, Inc. , Series B
(e)
... 16,373 76,462
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 567,638 ) ,
12.00% ,
(e) (j)
............... 194,516 805,296
4,341,677
Total Preferred Stocks — 0.5%
(Cost: $ 5,095,410 ) .............................. 4,341,677
Total Preferred Securities — 0.8%
(Cost: $ 7,156,433 ) .............................. 6,546,748
Warrants
Brazil — 0.0%
Lavoro Ltd. ( Issued/Exercisable
12/27/22 , 1 Share for 1 Warrant,
Expires 12/27/27 , Strike Price USD
11.50 )
(e)
.................. 5,012 1,506
Germany — 0.0%
Tonies SE ( Issued/Exercisable
04/30/21 , 1 Share for 1 Warrant,
Expires 04/30/26 , Strike Price EUR
11.50 )
(e)
.................. 109,736 17,814
Security
Shares
Shares Value
Luxembourg — 0.0%
HomeToGo SE ( Issued/Exercisable
02/17/21 , 1 Share for 1 Warrant,
Expires 12/31/25 , Strike Price EUR
11.50 )
(e)
.................. 71,516 $ 77
United States — 0.0%
(e)
Aurora Innovation, Inc. ( Issued/
Exercisable 05/04/21 , 1 Share for
1 Warrant, Expires 11/03/26 , Strike
Price USD 11.50 ) ............ 1,667 509
Crown PropTech Acquisitions ( Issued/
Exercisable 01/25/21 , 1 Share for
1 Warrant, Expires 12/31/27 , Strike
Price USD 11.50 )
(h)
.......... 9,692 —
Crown PropTech Acquisitions ( Issued/
Exercisable 02/05/21 , 1 Share for
1 Warrant, Expires 02/01/26 , Strike
Price USD 11.50 )
(h)
.......... 16,190 180
EVgo, Inc. ( Issued/Exercisable
11/10/20 , 1 Share for 1 Warrant,
Expires 07/01/26 , Strike Price USD
11.50 ) ................... 7,796 2,339
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(h)
................... 4,328 23,588
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
11.17 )
(h)
.................. 1,695 4,932
HawkEye 360, Inc. ( Issued/Exercisable
07/07/23 , 1 Share for 1 Warrant,
Expires 07/07/33 , Strike Price USD
0.01 )
(h)
................... 10,681 58,211
Latch, Inc. ( Issued/Exercisable
12/29/20 , 1 Share for 1 Warrant,
Expires 06/04/26 , Strike Price USD
11.50 ) ................... 6,894 1
Lightning eMotors, Inc. ( Issued/
Exercisable 05/06/21 , 1 Share for
1 Warrant, Expires 12/15/25 , Strike
Price USD 11.50 ) ............ 17,391 12
New York Community Bancorp, Inc. ,
(Acquired 03/07/24 , cost $ 0 ) ( Issued/
Exercisable 03/11/24 , 1 Share for
1 Warrant, Expires 03/11/31 , Strike
Price USD 2.50 )
(j)
............ 43 90,189
Offerpad Solutions, Inc. ( Issued/
Exercisable 10/13/20 , 1 Share for
1 Warrant, Expires 09/01/26 , Strike
Price USD 11.50 ) ............ 13,726 63
Palladyne AI Corp. ( Issued/Exercisable
01/15/21 , 1 Share for 1 Warrant,
Expires 06/15/27 , Strike Price USD
69.00 ) ................... 5,599 167
Palladyne AI Corp. ( Issued/Exercisable
12/21/20 , 1 Share for 1 Warrant,
Expires 09/24/26 , Strike Price USD
11.50 ) ................... 20,304 605
Service King Midas International
( Issued/Exercisable 07/14/22 ,
1 Share for 1 Warrant, Expires
04/26/27 , Strike Price USD 10.00 )
(h)
580 —
Sonder Holdings, Inc. ( Issued/
Exercisable 06/10/24 , 1 Share for
1 Warrant, Expires 12/10/26 , Strike
Price USD 36.00 )
(h)
.......... 3,909 12,900

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Versa Networks, Inc. , Series E ,
(Acquired 10/14/22 , cost $ 0 ) ( Issued/
Exercisable 10/14/22 , 1 Share for
1 Warrant, Expires 10/07/32 , Strike
Price USD 0.01 )
(h) (j)
.......... 23,975 $ 83,193
Volato Group, Inc. , (Acquired 12/03/23 ,
cost $ 11,228 ) ( Issued/Exercisable
12/04/23 , 1 Share for 1 Warrant,
Expires 12/03/28 , Strike Price USD
11.50 )
(j)
.................. 11,228 146
277,035
Total Warrants — 0 .0%
(Cost: $ 140,376 ) ................................ 296,432
Total Long-Term Investments — 89 .9%
(Cost: $ 846,038,043 ) ............................. 783,920,358
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 3.5%
(p)
Barclays Bank plc , 3.25% , 08/01/24
(Purchased on 07/18/24 to be
repurchased at USD 344,122 ,
collateralized by CommScope
LLC , 8.25%, due at 03/01/27 , par
and fair value of USD 650,000 and
$ 449,843 , respectively) ........ USD 344 343,688
Barclays Bank plc , 5.15% , 08/01/24
(Purchased on 07/25/24 to be
repurchased at USD 1,180,869 ,
collateralized by CommScope LLC ,
6.00%, due at 03/01/26 , par and
fair value of USD 1,250,000 and
$ 1,173,348 , respectively) ...... 1,180 1,179,688
Barclays Bank plc , (0.40) % , Open
(Purchased on 06/04/24 to be
repurchased at USD 756,809 ,
collateralized by Webuild SpA ,
7.00%, due at 09/27/28 , par and
fair value of EUR 620,000 and
$ 721,568 , respectively)
(q)
...... EUR 700 757,251
Barclays Bank plc , 0.60% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,952,904 ,
collateralized by INEOS Quattro
Finance 1 plc , 3.75%, due at
07/15/26 , par and fair value of
EUR 1,850,000 and $ 1,955,866 ,
respectively)
(q)
.............. 1,804 1,952,449
Barclays Bank plc , 1.90% , Open
(Purchased on 07/17/24 to be
repurchased at USD 853,259 ,
collateralized by Intrum AB , 4.88%,
due at 08/15/25 , par and fair value
of EUR 1,010,000 and $ 860,248 ,
respectively)
(q)
.............. 788 852,629
Security
Par (000)
Par (000) Value
Barclays Bank plc , 2.25% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,396,702 ,
collateralized by Motion Bondco
DAC , 4.50%, due at 11/15/27 , par
and fair value of EUR 1,350,000 and
$ 1,388,716 , respectively)
(q)
..... EUR 1,289 $ 1,395,480
Barclays Bank plc , 3.30% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,635,140 ,
collateralized by Akelius Residential
Property Financing BV , 0.75%, due
at 02/22/30 , par and fair value of
EUR 1,850,000 and $ 1,643,954 ,
respectively)
(q)
.............. 1,509 1,633,044
Barclays Bank plc , 5.00% , Open
(Purchased on 05/17/24 to be
repurchased at USD 1,978,920 ,
collateralized by AthenaHealth
Group, Inc. , 6.50%, due at 02/15/30 ,
par and fair value of USD 2,100,000
and $ 1,979,952 , respectively)
(q)
.. USD 1,958 1,958,250
Barclays Bank plc , 5.15% , Open
(Purchased on 02/08/24 to be
repurchased at USD 130,505 ,
collateralized by Park River
Holdings, Inc. , 5.63%, due at
02/01/29 , par and fair value of
USD 156,000 and $ 126,232 ,
respectively)
(q)
.............. 127 127,335
Barclays Capital, Inc. , 3.75% , 08/01/24
(Purchased on 06/13/24 to be
repurchased at USD 235,771 ,
collateralized by Great Lakes
Dredge & Dock Corp. , 5.25%, due at
06/01/29 , par and fair value of USD
261,000 and $ 235,103 , respectively) 235 234,574
BNP Paribas SA , 0.55% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,061,476 ,
collateralized by Webuild SpA ,
3.63%, due at 01/28/27 , par and
fair value of EUR 990,000 and
$ 1,051,477 , respectively)
(q)
..... EUR 981 1,061,249
BNP Paribas SA , 3.00% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,363,148 ,
collateralized by Next Group plc ,
3.63%, due at 05/18/28 , par and
fair value of GBP 1,100,000 and
$ 1,361,246 , respectively)
(q)
..... GBP 1,059 1,361,585
BNP Paribas SA , 3.25% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,218,346 ,
collateralized by Banco de Sabadell
SA , 5.13%, due at 06/27/34 , par
and fair value of EUR 1,100,000 and
$ 1,223,402 , respectively)
(q)
..... EUR 1,124 1,216,808
BNP Paribas SA , 5.16% , Open
(Purchased on 07/17/24 to be
repurchased at USD 310,781 ,
collateralized by PHH Mortgage
Corp. , 7.88%, due at 03/15/26 , par
and fair value of USD 309,000 and
$ 303,236 , respectively)
(q)
...... USD 310 310,159

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BNP Paribas SA , 5.16% , Open
(Purchased on 07/17/24 to be
repurchased at USD 170,186 ,
collateralized by CrownRock LP ,
5.00%, due at 05/01/29 , par and
fair value of USD 169,000 and
$ 169,702 , respectively)
(q)
...... USD 170 $ 169,845
BofA Securities, Inc. , 3.50% , 08/15/24
(Purchased on 07/17/24 to be
repurchased at USD 2,643,099 ,
collateralized by GN Bondco LLC ,
9.50%, due at 10/15/31 , par and
fair value of USD 2,700,000 and
$ 2,541,668 , respectively) ...... 2,639 2,639,250
Goldman Sachs & Co. LLC ,
5.10% , Open (Purchased on
06/12/24 to be repurchased at
USD 329,674 , collateralized by
PBF Holding Co. LLC , 6.00%, due
at 02/15/28 , par and fair value
of USD 329,000 and $ 322,724 ,
respectively)
(q)
.............. 327 327,355
Goldman Sachs International ,
3.35% , Open (Purchased on
07/17/24 to be repurchased at
USD 1,181,307 , collateralized by
Verisure Midholding AB , 5.25%,
due at 02/15/29 , par and fair value
of EUR 1,080,000 and $ 1,155,739 ,
respectively)
(q)
.............. EUR 1,090 1,179,770
J.P. Morgan Securities plc ,
(1.75) % , Open (Purchased on
06/04/24 to be repurchased at USD
365,415 , collateralized by Webuild
SpA , 7.00%, due at 09/27/28 , par
and fair value of EUR 300,000 and
$ 349,146 , respectively)
(q)
...... 339 366,412
J.P. Morgan Securities plc ,
1.50% , Open (Purchased on
07/12/24 to be repurchased at USD
836,662 , collateralized by Intrum
AB , 4.88%, due at 08/15/25 , par
and fair value of EUR 1,010,000 and
$ 860,248 , respectively)
(q)
...... 773 836,069
J.P. Morgan Securities plc ,
3.30% , Open (Purchased on
07/17/24 to be repurchased at USD
1,613,516 , collateralized by Vonovia
SE , 0.25%, due at 09/01/28 , par
and fair value of EUR 1,700,000 and
$ 1,616,069 , respectively)
(q)
..... 1,489 1,611,448
J.P. Morgan Securities plc ,
3.35% , Open (Purchased on
07/17/24 to be repurchased at USD
759,316 , collateralized by Vonovia
SE , 0.25%, due at 09/01/28 , par
and fair value of EUR 800,000 and
$ 760,503 , respectively)
(q)
...... 701 758,328
J.P. Morgan Securities plc ,
3.37% , Open (Purchased on
07/17/24 to be repurchased at USD
2,435,497 , collateralized by Grifols
SA , 2.25%, due at 11/15/27 , par and
fair value of EUR 2,400,000 and
$ 2,400,803 , respectively)
(q)
..... 2,247 2,432,309
Security
Par (000)
Par (000) Value
J.P. Morgan Securities plc ,
3.40% , Open (Purchased on
07/17/24 to be repurchased at
USD 1,768,106 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 1,800,000 and $ 1,764,953 ,
respectively)
(q)
.............. EUR 1,632 $ 1,765,771
J.P. Morgan Securities plc ,
3.45% , Open (Purchased on
07/17/24 to be repurchased at
USD 1,768,140 , collateralized by
Erste Group Bank AG , 0.88%, due
at 11/15/32 , par and fair value of
EUR 1,800,000 and $ 1,764,953 ,
respectively)
(q)
.............. 1,632 1,765,771
RBC Capital Markets LLC ,
0.50% , Open (Purchased on
06/28/24 to be repurchased at USD
525,183 , collateralized by Walgreens
Boots Alliance, Inc. , 4.80%, due
at 11/18/44 , par and fair value
of USD 650,000 and $ 487,347 ,
respectively)
(q)
.............. USD 524 524,062
RBC Capital Markets LLC ,
4.45% , Open (Purchased on
07/24/24 to be repurchased at USD
277,177 , collateralized by Walgreens
Boots Alliance, Inc. , 4.50%, due
at 11/18/34 , par and fair value
of USD 350,000 and $ 278,312 ,
respectively)
(q)
.............. 277 276,938
RBC Capital Markets LLC ,
5.15% , Open (Purchased on
07/26/24 to be repurchased at
USD 368,816 , collateralized by
Community Health Systems, Inc. ,
6.00%, due at 01/15/29 , par and
fair value of USD 400,000 and
$ 371,381 , respectively)
(q)
...... 369 368,500
RBC Europe Ltd. , 3.40% , Open
(Purchased on 07/17/24 to be
repurchased at USD 1,181,330 ,
collateralized by Verisure Midholding
AB , 5.25%, due at 02/15/29 , par
and fair value of EUR 1,080,000 and
$ 1,155,739 , respectively)
(q)
..... EUR 1,090 1,179,770
TD Securities (USA) LLC , 1.20% , Open
(Purchased on 07/25/24 to be
repurchased at USD 289,255 ,
collateralized by Walgreens
Boots Alliance, Inc. , 3.20%, due
at 04/15/30 , par and fair value
of USD 350,000 and $ 288,604 ,
respectively)
(q)
.............. USD 289 289,188
Total Borrowed Bond Agreements — 3.5%
(Cost: $ 31,101,841 ) .............................. 30,874,975

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Commercial Paper — 0.6%
L3Harris Technologies, Inc. , 6.22%
,
08/29/24
(a) (r)
............... USD 5,000 $ 4,977,898
Total Commercial Paper — 0.6%
(Cost: $ 4,977,172 ) .............................. 4,977,898
Shares
Shares
Money Market Funds — 10.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.21%
(s) (t)
.... 94,657,933 94,657,933
Total Money Market Funds — 10 .9%
(Cost: $ 94,657,933 ) .............................. 94,657,933
Total Short-Term Securities — 15.0%
(Cost: $ 130,736,946 ) ............................. 130,510,806
Total Options Purchased — 0 .0%
(Cost: $ 1,046,045 ) .............................. 755,295
Total Investments Before Options Written and Borrowed Bonds
— 104.9%
(Cost: $ 977,821,034 ) ............................. 915,186,459
Total Options Written — (0.0) %
(Premiums Received — $ (267,533) ) .................. (173,376)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — ( 3 .5 ) %
Austria — (0.4)%
Erste Group Bank AG , (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% , 11/15/32
(b)
........... EUR (3,600) (3,529,906)
Germany — (0.3)%
Vonovia SE , 0.25% , 09/01/28 ...... (2,500) (2,376,572)
Italy — (0.2)%
Webuild SpA:
3.63% , 01/28/27 ............ (990) (1,051,477)
7.00% , 09/27/28 ............ (920) (1,070,714)
(2,122,191)
Spain — (0.4)%
Banco de Sabadell SA , (5-Year
EURIBOR ICE Swap Rate + 2.40%),
5.13% , 06/27/34
(b)
........... (1,100) (1,223,402)
Grifols SA , 2.25% , 11/15/27 ....... (2,400) (2,400,803)
(3,624,205)
Sweden — (0.7)%
Akelius Residential Property Financing
BV , 0.75% , 02/22/30 ......... (1,850) (1,643,954)
Intrum AB , 4.88% , 08/15/25 ....... (2,020) (1,720,496)
Verisure Midholding AB ,
5.25% , 02/15/29 ............ (2,160) (2,311,478)
(5,675,928)
United Kingdom — (0.5)%
INEOS Quattro Finance 1 plc ,
3.75% , 07/15/26 ............ (1,850) (1,955,866)
Motion Bondco DAC , 4.50% , 11/15/27 (1,350) (1,388,716)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Next Group plc , 3.63% , 05/18/28 ... GBP (1,100) $ (1,361,246)
(4,705,828)
United States — (1.0)%
AthenaHealth Group, Inc. ,
6.50% , 02/15/30
(a)
........... USD (2,100) (1,979,952)
CommScope LLC
(a)
:
6.00% , 03/01/26 ............ (1,250) (1,173,348)
8.25% , 03/01/27 ............ (650) (449,843)
Community Health Systems, Inc. ,
6.00% , 01/15/29
(a)
........... (400) (371,381)
CrownRock LP , 5.00% , 05/01/29
(a)
.. (169) (169,702)
GN Bondco LLC , 9.50% , 10/15/31
(a)
. (2,700) (2,541,668)
Great Lakes Dredge & Dock Corp. ,
5.25% , 06/01/29
(a)
........... (261) (235,103)
Park River Holdings, Inc. ,
5.63% , 02/01/29
(a)
........... (156) (126,232)
PBF Holding Co. LLC , 6.00% , 02/15/28 (329) (322,724)
PHH Mortgage Corp. ,
7.88% , 03/15/26
(a)
........... (309) (303,236)
Walgreens Boots Alliance, Inc.:
3.20% , 04/15/30 ............ (350) (288,604)
4.50% , 11/18/34 ............ (350) (278,312)
4.80% , 11/18/44 ............ (650) (487,347)
(8,727,452)
Total Borrowed Bonds — ( 3 .5 ) %
(Proceeds: $ (29,943,822) ) .........................
(30,762,082)
Total Investments Net of Options Written and Borrowed Bonds
— 101 .4%
(Cost: $ 947,609,679 ) ............................. 884,251,001
Liabilities in Excess of Other Assets — (1.4) % ............ (12,221,308)
Net Assets — 100.0% .............................. $ 872,029,693

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,146,292, representing 0.36% of its net assets as of period end, and an original cost of $2,838,768.
(k)
Zero-coupon bond.
(l)
Convertible security.
(m)
Perpetual security with no stated maturity date.
(n)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(q)
The amount to be repurchased assumes the maturity will be the day after the period end.
(r)
Rates are discount rates or a range of discount rates as of period end.
(s)
Affiliate of the Fund.
(t)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
Shares
Held at
07/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 56,350,784 $ 38,307,149
(a)
$ — $ — $ — $ 94,657,933 94,657,933 $ 3,463,033 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF
(b)
... — 2,018,530 (2,059,904) 41,374 — — — — —
$ 41,374 $ — $ 94,657,933 $ 3,463,033 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 36 09/19/24 $ 4,039 $ 115,059
U.S. Treasury 10-Year Ultra Note ............................................... 2 09/19/24 232 7,309
U.S. Treasury 2-Year Note .................................................... 50 09/30/24 10,282 20,988
143,356
Short Contracts
Euro-Bobl ............................................................... 7 09/06/24 890 (17,921)
EURO STOXX 50 Index ..................................................... 24 09/20/24 1,273 4,843
Russell 2000 E-Mini Index .................................................... 61 09/20/24 6,933 (692,326)
S&P 500 E-Mini Index ....................................................... 1 09/20/24 278 (2,716)
(708,120)
$ (564,764)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 4,740,990 USD 5,104,144 JPMorgan Chase Bank NA 09/18/24 $ 38,405
GBP 60,208 EUR 71,000 Deutsche Bank AG 09/18/24 420
GBP 1,462,290 USD 1,873,916 Barclays Bank plc 09/18/24 6,743
USD 545,601 AUD 816,000 Deutsche Bank AG 09/18/24 11,323
USD 3,134,509 EUR 2,885,000 Barclays Bank plc 09/18/24 5,151
USD 19,705,905 EUR 18,084,000 Deutsche Bank AG 09/18/24 90,199
USD 845,798 EUR 777,028 Goldman Sachs International 09/18/24 2,956
USD 519,110 EUR 475,000 JPMorgan Chase Bank NA 09/18/24 3,878
USD 1,278,214 EUR 1,172,119 Morgan Stanley & Co. International plc 09/18/24 6,817
USD 8,743 EUR 8,000 Nomura International plc 09/18/24 65
165,957
EUR 3,851,000 USD 4,170,439 Deutsche Bank AG 08/02/24 (2,694)
USD 4,141,538 EUR 3,858,702 Barclays Bank plc 08/02/24 (34,542)
USD 877,519 EUR 809,713 JPMorgan Chase Bank NA 09/04/24 (218)
USD 305,676 GBP 237,907 JPMorgan Chase Bank NA 09/04/24 (267)
EUR 8,125,852 USD 8,823,196 Barclays Bank plc 09/18/24 (9,088)
USD 730,355 EUR 677,000 Barclays Bank plc 09/18/24 (3,986)
USD 288,642,936 EUR 268,108,256 BNP Paribas SA 09/18/24 (2,173,964)
USD 2,908,082 EUR 2,699,000 Deutsche Bank AG 09/18/24 (19,523)
USD 1,878,121 EUR 1,734,933 JPMorgan Chase Bank NA 09/18/24 (3,760)
USD 1,059,820 EUR 984,744 Toronto Dominion Bank 09/18/24 (8,332)
USD 448,076 GBP 353,125 Barclays Bank plc 09/18/24 (6,080)
USD 5,648,386 GBP 4,453,000 Citibank NA 09/18/24 (78,640)
USD 365,785 GBP 286,000 Deutsche Bank AG 09/18/24 (2,041)
USD 19,180,466 GBP 15,125,000 Goldman Sachs International 09/18/24 (271,874)
USD 15,309,679 GBP 12,051,000 JPMorgan Chase Bank NA 09/18/24 (189,174)
USD 127,089 JPY 19,821,000 Deutsche Bank AG 09/18/24 (6,174)
(2,810,357)
$ (2,644,400)

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares 20+ Year Treasury Bond ETF .............. 1,000 08/02/24 USD 96.50 USD 9,481 $ 10,500
iShares 20+ Year Treasury Bond ETF .............. 1,500 08/02/24 USD 96.00 USD 14,222 24,750
CommScope Holding Co., Inc. ................... 500 08/16/24 USD 2.00 USD 130 30,000
iShares 20+ Year Treasury Bond ETF .............. 500 08/16/24 USD 95.50 USD 4,741 43,750
iShares 20+ Year Treasury Bond ETF .............. 500 08/16/24 USD 102.00 USD 4,741 1,750
Paramount Global ........................... 500 08/16/24 USD 13.00 USD 571 2,000
Pitney Bowes, Inc. ........................... 750 08/16/24 USD 8.00 USD 495 16,875
Western Digital Corp. ......................... 300 08/16/24 USD 77.50 USD 2,012 24,150
Western Digital Corp. ......................... 300 08/16/24 USD 81.00 USD 2,012 13,200
Western Digital Corp. ......................... 350 08/16/24 USD 90.00 USD 2,347 5,075
CBOE Volatility Index ......................... 1,000 08/21/24 USD 20.00 USD 1,636 63,000
U.S. Treasury 5-Year Note ..................... 350 08/23/24 USD 108.50 USD 35,000 82,031
Western Digital Corp. ......................... 300 09/20/24 USD 90.00 USD 2,012 10,800
Sabre Corp. ............................... 750 10/18/24 USD 4.50 USD 257 12,375
CommScope Holding Co., Inc. ................... 350 11/15/24 USD 3.00 USD 91 20,126
Paramount Global ........................... 500 12/20/24 USD 15.00 USD 571 8,000
Paramount Global ........................... 500 01/17/25 USD 15.00 USD 571 9,000
Sabre Corp. ............................... 1,000 01/17/25 USD 5.00 USD 343 27,501
404,883
Put
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,250 08/16/24 USD 74.00 USD 17,672 25,875
iShares Russell 2000 ETF ...................... 250 08/16/24 USD 210.00 USD 5,597 19,000
S&P 500 Index ............................. 20 08/16/24 USD 5,300.00 USD 11,045 23,900
SPDR S&P 500 ETF Trust ...................... 200 08/16/24 USD 525.00 USD 11,016 20,000
Spirit Airlines, Inc. ........................... 500 08/16/24 USD 2.00 USD 151 3,250
Spirit Airlines, Inc. ........................... 500 08/16/24 USD 2.50 USD 151 5,750
Xerox Holdings Corp. ......................... 400 08/16/24 USD 10.00 USD 431 6,000
American Airlines Group, Inc. .................... 750 09/20/24 USD 9.00 USD 798 7,875
EURO STOXX 50 Index ....................... 81 09/20/24 EUR 4,750.00 EUR 3,947 45,365
iShares Russell 2000 ETF ...................... 200 09/20/24 USD 200.00 USD 4,477 20,400
American Airlines Group, Inc. .................... 350 11/15/24 USD 8.00 USD 372 4,725
182,140
$ 587,023
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap ...... 1.00%
iTraxx Europe Main
Index Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 EUR 55.00 EUR 19,230 $ 37,521
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
iTraxx Europe Main
Index Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 EUR 55.00 EUR 19,230 37,521
Bought Protection on 5-Year
Credit Default Swap ...... 1.00
iTraxx Europe Main
Index Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 EUR 70.00 EUR 19,230 9,441
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly Bank of America NA 10/16/24 USD 101.50 USD 10,000 17,367
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly Bank of America NA 10/16/24 USD 101.50 USD 5,000 8,684
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly Barclays Bank plc 09/18/24 USD 102.00 USD 10,000 10,237
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly Barclays Bank plc 09/18/24 USD 102.00 USD 5,000 5,119

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 42.V1 Quarterly
Goldman Sachs
International 08/21/24 USD 106.00 USD 15,000 $ 30,207
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly
Morgan Stanley & Co.
International plc 08/21/24 EUR 337.50 EUR 10,000 10,117
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly BNP Paribas SA 08/21/24 EUR 475.00 EUR 7,500 1,235
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
iTraxx Europe
Crossover Index
Series 41.V1 Quarterly BNP Paribas SA 08/21/24 EUR 475.00 EUR 5,000 823
$ 168,272
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares 20+ Year Treasury Bond ETF ............... 1,500 08/02/24 USD 99.00 USD 14,222 $ (1,500)
iShares 20+ Year Treasury Bond ETF ............... 500 08/16/24 USD 99.00 USD 4,741 (6,750)
Western Digital Corp. .......................... 300 08/16/24 USD 88.00 USD 2,012 (21,000)
Western Digital Corp. .......................... 300 08/16/24 USD 85.00 USD 2,012 (7,350)
Western Digital Corp. .......................... 350 08/16/24 USD 100.00 USD 2,347 (3,325)
CBOE Volatility Index .......................... 1,000 08/21/24 USD 35.00 USD 1,636 (20,000)
Western Digital Corp. .......................... 300 09/20/24 USD 105.00 USD 2,012 (9,150)
(69,075)
Put
iShares Russell 2000 ETF ....................... 250 08/16/24 USD 195.00 USD 5,597 (3,250)
S&P 500 Index .............................. 20 08/16/24 USD 5,100.00 USD 11,045 (7,500)
SPDR S&P 500 ETF Trust ....................... 200 08/16/24 USD 475.00 USD 11,016 (3,300)
EURO STOXX 50 Index ........................ 81 09/20/24 EUR 4,400.00 EUR 3,947 (10,782)
iShares Russell 2000 ETF ....................... 200 09/20/24 USD 175.00 USD 4,477 (4,600)
(29,432)
$ (98,507)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 41.V1 1.00 % Quarterly
Morgan Stanley & Co.
International plc 09/18/24 A- EUR 60.00 EUR 19,230 $ (21,923)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 41.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 A- EUR 60.00 EUR 19,230 (21,923)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 41.V1 1.00 Quarterly
Morgan Stanley & Co.
International plc 09/18/24 A- EUR 65.00 EUR 19,230 (13,852)

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe Main
Index Series 41.V1 1.00 % Quarterly
Morgan Stanley & Co.
International plc 09/18/24 A- EUR 65.00 EUR 19,230 $ (13,852)
Sold Protection on
5-Year Credit Default
Swap .........
iTraxx Europe
Crossover Index
Series 41.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 08/21/24 BB- EUR 400.00 EUR 10,000 (3,319)
$ (74,869)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 41.V1 . 5.00 % Quarterly 06/20/29 EUR 318 $ (31,265) $ (30,308) $ (957)
iTraxx Europe Crossover Index Series 41.V1 . 5.00 Quarterly 06/20/29 EUR 15,720 (1,545,559) (1,197,914) (347,645)
iTraxx Europe Main Index Series 41.V1 ..... 1.00 Quarterly 06/20/29 EUR 1,009 (23,787) (22,365) (1,422)
iTraxx Europe Senior Financials Index Series
41.V1 ......................... 1.00 Quarterly 06/20/29 EUR 2,667 (53,431) (47,127) (6,304)
iTraxx Europe Subordinated Financials Index
Series 41.V1 ..................... 1.00 Quarterly 06/20/29 EUR 9,636 38,152 77,886 (39,734)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5.00 Quarterly 06/20/29 USD 7,347 (542,496) (456,881) (85,615)
$ (2,158,386) $ (1,676,709) $ (481,677)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.18% Quarterly 1-day EFFR Quarterly 10/21/25 USD 143 $ 7,430 $ — $ 7,430
1-day SOFR Quarterly 0.17% Quarterly 10/21/25 USD 143 (7,514) — (7,514)
$ (84) $ — $ (84)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Airlines Group, Inc. .. 5.00 % Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,000 $ (15,896) $ (4,509) $ (11,387)
American Airlines Group, Inc. .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 500 (7,948) (2,254) (5,694)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 270 (6,008) 1,752 (7,760)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/24 USD 10,000 (40,501) (16,020) (24,481)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (60,535) (25,193) (35,342)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (40,357) (16,798) (23,559)
Ardagh Packaging Finance plc . 5.00 Quarterly Deutsche Bank AG 06/20/25 EUR 964 262,070 267,828 (5,758)
Ardagh Packaging Finance plc . 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 873 237,331 145,160 92,171
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 270 (10,837) 5,945 (16,782)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,300 (11,523) 98,922 (110,445)

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Goldman Sachs International 06/20/25 USD 1,000 $ (970) $ 92,686 $ (93,656)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,200 (10,052) 17,439 (27,491)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (8,377) 19,092 (27,469)
Boparan Finance plc ....... 5.00 Quarterly Goldman Sachs International 12/20/25 EUR 1,709 (3,988) 48,016 (52,004)
Grifols SA ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 670 (18,319) (9,188) (9,131)
Grifols SA ............... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/25 EUR 1,068 (29,201) (3,708) (25,493)
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 300 7,285 26,428 (19,143)
Community Health Systems, Inc. 5.00 Quarterly Goldman Sachs International 06/20/26 USD 200 4,857 13,590 (8,733)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (21,482) 10,940 (32,422)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,201 (28,701) 13,687 (42,388)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 899 (21,482) 10,940 (32,422)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 2,000 (35,406) 18,801 (54,207)
INEOS Group Holdings SA ... 5.00 Quarterly BNP Paribas SA 12/20/27 EUR 449 (69,134) (32,609) (36,525)
Intesa Sanpaolo SpA ....... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 2,100 (4,442) 113,891 (118,333)
Pitney Bowes, Inc. ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 750 59,730 135,786 (76,056)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 510 40,617 89,850 (49,233)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 450 35,838 85,882 (50,044)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 300 23,892 55,630 (31,738)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,500 119,461 378,032 (258,571)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 500 39,820 88,138 (48,318)
Pitney Bowes, Inc. ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,000 79,641 238,797 (159,156)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 5,250 (98,523) 55,426 (153,949)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 3,650 (68,497) 38,607 (107,104)
UniCredit SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 2,100 (4,256) 112,348 (116,604)
UniCredit SpA ............ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 1,939 (3,930) 94,765 (98,695)
Xerox Corp. ............. 1.00 Quarterly Citibank NA 12/20/27 USD 490 32,992 38,748 (5,756)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 830 55,884 65,868 (9,984)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 600 (5,230) 39,046 (44,276)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 352 (3,068) 14,862 (17,930)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (1,020) 4,940 (5,960)
Deutsche Bank AG ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 131 (1,142) 5,837 (6,979)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 4,150 63,285 143,123 (79,838)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/28 USD 750 78,667 210,553 (131,886)
UBS Group AG ........... 1.00 Quarterly BNP Paribas SA 06/20/28 EUR 133 (2,887) 4,678 (7,565)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 38 (825) 1,641 (2,466)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,000 (21,705) 27,824 (49,529)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 112 (2,431) 4,646 (7,077)
UBS Group AG ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 117 (2,539) 5,454 (7,993)
Boeing Co. (The) .......... 1.00 Quarterly Deutsche Bank AG 12/20/28 USD 200 1,311 (859) 2,170
Deutsche Bank AG ......... 1.00 Quarterly Bank of America NA 12/20/28 EUR 1,070 21,942 57,183 (35,241)
eG Global Finance plc ...... 5.00 Quarterly Deutsche Bank AG 12/20/28 EUR 1,711 40,734 60,891 (20,157)
Gap, Inc. (The) ........... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,000 27,322 136,582 (109,260)
International Consolidated
Airlines Group SA ....... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/28 EUR 3,000 (496,449) (167,856) (328,593)
Paramount Global ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 125 3,367 7,909 (4,542)
Xerox Corp. ............. 1.00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 170 19,703 18,100 1,603
Xerox Corp. ............. 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 330 38,248 35,135 3,113
Boeing Co. (The) .......... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 200 2,136 2,347 (211)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 750 (112,111) (82,165) (29,946)
DXC Technology Co. ....... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,500 (224,222) (185,929) (38,293)
eG Global Finance plc ...... 5.00 Quarterly Deutsche Bank AG 06/20/29 EUR 970 37,301 43,381 (6,080)
ELO SACA .............. 1.00 Quarterly Bank of America NA 06/20/29 EUR 1,975 249,347 141,398 107,949
Grifols SA ............... 5.00 Quarterly Barclays Bank plc 06/20/29 EUR 1,568 10,784 158,928 (148,144)
Ladbrokes Group Finance plc . 1.00 Quarterly Bank of America NA 06/20/29 EUR 426 9,570 11,853 (2,283)
Ladbrokes Group Finance plc . 1.00 Quarterly Goldman Sachs International 06/20/29 EUR 1,705 38,279 55,082 (16,803)
Monitchem HoldCo 3 SA ..... 5.00 Quarterly Deutsche Bank AG 06/20/29 EUR 576 (20,262) (14,451) (5,811)
Novafives SAS ........... 5.00 Quarterly Goldman Sachs International 06/20/29 EUR 948 (165,185) (86,036) (79,149)
Novafives SAS ........... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 1,026 (178,776) (72,161) (106,615)
Picard Bondco SA ......... 5.00 Quarterly Deutsche Bank AG 06/20/29 EUR 1,069 (109,863) (92,569) (17,294)
Republic of Panama ........ 1.00 Quarterly Bank of America NA 06/20/29 USD 4,000 126,767 147,659 (20,892)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 06/20/29 USD 10,070 4,176 (71,294) 75,470
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 06/20/29 USD 4,500 1,866 (11,507) 13,373

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Stena AB ............... 5.00 % Quarterly Morgan Stanley & Co. International plc 06/20/29 EUR 2,617 $ (387,735) $ (320,279) $ (67,456)
Telecom Italia SpA ......... 1.00 Quarterly Goldman Sachs International 06/20/29 EUR 1,987 85,959 143,791 (57,832)
United Group BV .......... 5.00 Quarterly Deutsche Bank AG 06/20/29 EUR 1,930 (219,142) (208,053) (11,089)
Verisure Midholding AB ...... 5.00 Quarterly Deutsche Bank AG 06/20/29 EUR 1,000 (75,518) (57,958) (17,560)
Volvo Car AB ............ 5.00 Quarterly Barclays Bank plc 06/20/29 EUR 2,140 (332,063) (335,702) 3,639
Volvo Car AB ............ 5.00 Quarterly Goldman Sachs International 06/20/29 EUR 2,000 (310,339) (320,489) 10,150
Xerox Corp. ............. 1.00 Quarterly Bank of America NA 06/20/29 USD 700 97,206 82,013 15,193
$ – $ – $ –
$ (1,335,489) $ 1,810,263 $ (3,145,752)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/24 NR EUR 420 $ (3,086) $ (13,932) $ 10,846
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 667 31,636 22,215 9,421
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 104,401 72,983 31,418
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,300 61,691 41,936 19,755
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,000 142,365 80,067 62,298
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,000 94,910 58,156 36,754
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 909 55,924 46,919 9,005
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 545 33,555 28,165 5,390
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 545 33,555 28,404 5,151
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 2,000 123,033 98,695 24,338
ADLER Real Estate GmbH 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC- EUR 712 (22,895) (21,812) (1,083)
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 125 (3,430) (18,494) 15,064
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 NR EUR 182 (5,000) (26,953) 21,953
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 NR EUR 248 (6,827) (37,885) 31,058
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 377 (10,359) (56,995) 46,636
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 12/20/27 NR EUR 800 99,592 (17,214) 116,806
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 NR EUR 942 117,268 (22,352) 139,620
Amkor Technology, Inc. .. 5.00 Quarterly Citibank NA 06/20/28 BB USD 2,000 317,772 237,687 80,085
Amkor Technology, Inc. .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 2,000 317,772 234,077 83,695
Amkor Technology, Inc. .. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 BB USD 2,000 317,772 229,208 88,564
AT&T, Inc. ........... 1.00 Quarterly Bank of America NA 12/20/28 BBB USD 5,000 86,837 48,548 38,289
Boparan Finance plc ... 5.00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 2,137 (77,778) (150,101) 72,323
Bristol-Myers Squibb Co. . 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 A USD 5,000 139,298 124,619 14,679
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/28 BB- USD 2,000 229,922 143,065 86,857
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/28 BB- USD 2,000 229,922 150,366 79,556
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 12/20/28 BB- USD 3,000 344,884 214,975 129,909
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
Goldman Sachs
International 12/20/28 BB- USD 2,000 (8,765) (57,292) 48,527
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1.00 Quarterly
Goldman Sachs
International 12/20/28 BB- USD 2,000 (11,465) (50,519) 39,054
ADLER Real Estate GmbH 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 CCC- EUR 712 (16,753) (16,865) 112
CCO Holdings LLC .... 5.00 Quarterly Bank of America NA 06/20/29 BB- USD 2,000 233,091 162,595 70,496

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
EQM Midstream Partners
LP .............. 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 2,000 $ 363,512 $ 357,743 $ 5,769
Forvia SE ........... 5.00 Quarterly Deutsche Bank AG 06/20/29 BB EUR 969 122,728 110,995 11,733
Frontier Communications
Holdings LLC ...... 5.00 Quarterly Bank of America NA 06/20/29 CCC+ USD 1,000 74,805 67,058 7,747
Frontier Communications
Holdings LLC ...... 5.00 Quarterly Barclays Bank plc 06/20/29 CCC+ USD 650 46,633 46,633 —
Oracle Corp. ......... 1.00 Quarterly Bank of America NA 06/20/29 BBB USD 5,000 135,416 120,386 15,030
Royal Caribbean Cruises
Ltd. ............. 5.00 Quarterly Bank of America NA 06/20/29 BB+ USD 2,000 351,062 304,054 47,008
Sunrise HoldCo IV BV .. 5.00 Quarterly Bank of America NA 06/20/29 B EUR 572 78,352 55,009 23,343
Sunrise HoldCo IV BV .. 5.00 Quarterly Deutsche Bank AG 06/20/29 B EUR 364 49,812 34,107 15,705
Uber Technologies, Inc. .. 5.00 Quarterly Barclays Bank plc 06/20/29 BB USD 2,000 395,121 347,479 47,642
Virgin Media Finance plc . 5.00 Quarterly Bank of America NA 06/20/29 B- EUR 2,380 117,193 80,251 36,942
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 618 30,447 22,724 7,723
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 442 18,364 15,628 2,736
Vistra Operations Co. LLC 5.00 Quarterly Barclays Bank plc 06/20/29 BB USD 2,000 322,928 297,862 25,066
Vistra Operations Co. LLC 5.00 Quarterly BNP Paribas SA 06/20/29 BB USD 1,000 161,464 154,749 6,715
Vistra Operations Co. LLC 5.00 Quarterly
Goldman Sachs
International 06/20/29 BB USD 1,000 161,464 146,993 14,471
Vistra Operations Co. LLC 5.00 Quarterly
Goldman Sachs
International 06/20/29 BB USD 1,000 161,464 153,364 8,100
Vistra Operations Co. LLC 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BB USD 650 102,868 102,868 —
$ 5,642,475 $ 3,950,169 $ 1,692,306
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
03/31/25 $ 641,653 $ (25,270)
(c)
$ 618,902 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
08/09/24 (2,383,259) (115,761)
(e)
(2,506,640) 0.5
Monthly
Merrill Lynch
International &
Co.
(f)
02/15/28 (583,900) (26,118)
(g)
(611,200) 0.1
Monthly
Merrill Lynch
International &
Co.
(h)
02/15/28 369,196 23,631
( i )
399,683 0.5
$ (143,518) $ (2,099,255)

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b) (d) (f)
Range: 15-26 basis points 15-40 basis points 20-59 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR) USD - 1D Overnight Bank Funding Rate (OBFR01) EUR - 1D Euro Short Term Rate (ESTR)
USD - 1D Overnight Bank Funding Rate (OBFR01) GBP - 1D Sterling Overnight Index Average (SONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(h)
Range: 15 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Barclays Bank
(c)
Amount includes $(2,519) of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $7,620 of net dividends and financing fees.
(f) Merill L
(g)
Amount includes $1,182 of net dividends and financing fees.
(h) Merill Lynch
(i)
Amount includes $(6,856) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date March 31, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Germany
Northern Data AG ......... 29,000 $ 659,061 106.5%
United States
AMC Networks, Inc., Class A .. 3,085 34,336 5.5
Total Reference Entity — Long ............ 693,397
Reference Entity — Short
Common Stocks
United States
Devon Energy Corp. ....... (1,584) (74,495) (12.0)
Net Value of Reference Entity — Barclays Bank
plc ................................
$ 618,902
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date August 9, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United States
CommScope Holding Co., Inc. 10,000 25,900 (1.0)
Eagle Bancorp, Inc. ........ 1,722 37,057 (1.5)
New York Community Bancorp,
Inc. ................. 29,731 312,770 (12.5)
Pitney Bowes, Inc. ........ 25,000 165,000 (6.6)
Western Digital Corp. ....... 4,000 268,200 (10.7)
808,927
Shares Value
% of Basket
Value
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (10,534) $ (827,340) 33.0%
iShares iBoxx $ Investment
Grade Corporate Bond ETF (7,392) (809,868) 32.3
Vanguard Intermediate-Term
Corporate Bond ETF ..... (16,935) (1,383,420) 55.2
(3,020,628)
Common Stocks
United States
Atlantic Union Bankshares Corp. (796) (32,867) 1.3
Community Financial System,
Inc. ................. (552) (34,047) 1.4
CVB Financial Corp. ....... (1,903) (36,271) 1.5
Dime Community Bancshares,
Inc. ................. (108) (2,730) 0.1
First Bancorp ............ (848) (35,447) 1.4
Independent Bank Group, Inc. . (904) (53,390) 2.1
Provident Financial Services,
Inc. ................. (2,608) (48,352) 1.9
ServisFirst Bancshares, Inc. .. (646) (51,835) 2.1
(294,939)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (2,506,640)
The following table represents the individual short positions and related values of equity securities underlying the total return swap with Merrill Lynch International &
Co., as of period end, termination date February 15, 2028:

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

Shares Value
% of Basket
Value
Reference Entity — Short
Common Stocks
United States
Brandywine Realty Trust .... (5,000) $ (25,200) 11.9%
Frontier Communications Parent,
Inc. ................. (20,000) (586,000) 277.1
(611,200)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (611,200)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Liberty Global Ltd., Class A ... 60,802 1,185,031 (560.3)
Shares Value
% of Basket
Value
Germany
ADLER Group SA ......... 6,390 $ 1,123 (0.5) %
United Kingdom
EnQuest plc ............. 2,969,582 504,680 (238.6)
Synthomer plc ........... 225,140 766,387 (362.3)
1,271,067
United States
Waystar Holding Corp. ...... 5,000 115,000 (54.4)
Total Reference Entity — Long ............ 2,572,221
Reference Entity — Short
Investment Companies
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (8,080) (634,603) 300.0
iShares Preferred & Income
Securities ETF ......... (48,500) (1,537,935) 727.1
(2,172,538)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ 399,683
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5.33%
1-day SOFR ......................................... Secured Overnight Financing Rate 5.35
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 77,886 $ (1,754,595) $ 7,430 $ (489,191) $ —
OTC Swaps ..................................................... 8,388,433 (2,628,001) 2,041,851 (3,638,815) —
Options Written ................................................... N/A N/A 117,768 (23,611) (173,376)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 4,843 $ — $ 143,356 $ — $ 148,199
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 165,957 — — 165,957
Options purchased
Investments at value — unaffiliated
(b)
............ — 168,272 504,992 — 82,031 — 755,295
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 7,430 — 7,430
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 10,406,653 23,631 — — — 10,430,284
$ — $ 10,574,925 $ 533,466 $ 165,957 $ 232,817 $ — $ 11,507,165
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 695,042 $ — $ 17,921 $ — $ 712,963
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 2,810,357 — — 2,810,357
Options written
Options written at value ..................... — 74,869 98,507 — — — 173,376
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 481,677 — — 7,514 — 489,191
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 6,099,667 167,149 — — — 6,266,816
$ — $ 6,656,213 $ 960,698 $ 2,810,357 $ 25,435 $ — $ 10,452,703
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,008,981) $ — $ 206,652 $ — $ (802,329)
Forward foreign currency exchange contracts .... — — — 10,373,841 — — 10,373,841
Options purchased
(a)
..................... — (3,067,989) (4,564,543) — (234,006) — (7,866,538)
Options written ........................ — 1,577,905 1,735,126 — 60,922 — 3,373,953
Swaps .............................. — (6,711,398) (454,173) — — — (7,165,571)
$ — $ (8,201,482) $ (4,292,571) $ 10,373,841 $ 33,568 $ — $ (2,086,644)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 363,049 $ — $ (33,844) $ — $ 329,205
Forward foreign currency exchange contracts .... — — — (653,549) — — (653,549)
Options purchased
(b)
..................... — 41,267 430,014 — 11,567 — 482,848
Options written ........................ — 437,225 (207,380) — — — 229,845
Swaps .............................. — 939,303 92,779 — 42 — 1,032,124
$ — $ 1,417,795 $ 678,462 $ (653,549) $ (22,235) $ — $ 1,420,473
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 10,250,614
Average notional value of contracts — short ................................................................................. $ 13,740,901
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 390,348,727
Average amounts sold — in USD ........................................................................................ $ 25,058,868
Options
Average value of option contracts purchased ................................................................................ $ 995,591
Average value of option contracts written ................................................................................... $ 261,102
Average notional value of swaption contracts purchased ......................................................................... $ 143,143,114
Average notional value of swaption contracts written ........................................................................... $ 101,432,832
Credit default swaps
Average notional value — buy protection ................................................................................... $ 219,272,517
Average notional value — sell protection ................................................................................... $ 91,406,906
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 143,110
Average notional value — receives fixed rate ................................................................................ $ 143,110
Total return swaps
Average notional value ............................................................................................... $ 9,663,276
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 13,203 $ 25,157
Forward f oreign currency exchange contracts ................................................................. 165,957 2,810,357
Options
(a)
......................................................................................... 755,295 173,376
Swaps — centrally cleared .............................................................................. — 58,326
Swaps — OTC
(b)
..................................................................................... 10,430,284 6,266,816
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 11,364,739 $ 9,334,032
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(600,226) (181,990)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 10,764,513 $ 9,152,042
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 2,723,375 $ (151,686) $ (2,245,844) $ — $ 325,845
Barclays Bank plc ................................ 1,516,369 (657,492) — (858,877) —
BNP Paribas SA ................................. 529,991 (529,991) — — —
Citibank NA .................................... 1,206,518 (818,714) — (387,804) —
Deutsche Bank AG ............................... 648,752 (488,071) — — 160,681
Goldman Sachs International ........................ 1,297,103 (1,297,103) — — —
JPMorgan Chase Bank NA .......................... 2,460,259 (2,019,980) — (440,279) —
Merrill Lynch International & Co. ...................... 23,631 (23,631) — — —
Morgan Stanley & Co. International plc .................. 358,450 (358,450) — — —
Nomura International plc ........................... 65 — — — 65
$ 10,764,513 $ (6,345,118) $ (2,245,844) $ (1,686,960) $ 486,591

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 151,686 $ (151,686) $ — $ — $ —
Barclays Bank plc ................................ 657,492 (657,492) — — —
BNP Paribas SA ................................. 2,445,555 (529,991) — — 1,915,564
Citibank NA .................................... 818,714 (818,714) — — —
Deutsche Bank AG ............................... 488,071 (488,071) — — —
Goldman Sachs International ........................ 1,770,802 (1,297,103) — — 473,699
JPMorgan Chase Bank NA .......................... 2,019,980 (2,019,980) — — —
Merrill Lynch International & Co. ...................... 26,118 (23,631) — (2,487) —
Morgan Stanley & Co. International plc .................. 765,292 (358,450) — (406,842) —
Toronto Dominion Bank ............................ 8,332 — — — 8,332
$ 9,152,042 $ (6,345,118) $ — $ (409,329) $ 2,397,595
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 78,507,508 $ — $ 78,507,508
Common Stocks
Canada ............................................. 528,569 — — 528,569
France .............................................. 61,451 — — 61,451
Germany ............................................ 10,361 — — 10,361
Japan ............................................... — — 1 1
Luxembourg .......................................... — — 188,292 188,292
United Kingdom ........................................ 291,518 — 70 291,588
United States .......................................... 5,800,046 523,535 1,708,649 8,032,230
Zambia .............................................. 9,964 — — 9,964
Corporate Bonds
Australia ............................................. — 29,777 584,111 613,888
Austria .............................................. — 3,926,953 — 3,926,953
Canada ............................................. — 2,757,811 2,460,595 5,218,406
Chile ............................................... — 125,917 — 125,917
China ............................................... — 2,089,415 — 2,089,415
Cyprus .............................................. — 1,168,262 — 1,168,262
Czech Republic ........................................ — 1,767,076 — 1,767,076
Denmark ............................................. — 587,636 — 587,636
Finland .............................................. — 601,578 — 601,578
France .............................................. — 23,246,459 321,913 23,568,372
Germany ............................................ — 41,668,607 481,108 42,149,715
Greece .............................................. — 1,640,526 — 1,640,526
Hong Kong ........................................... — 3,730,338 — 3,730,338
Ireland .............................................. — 5,129,556 — 5,129,556
Israel ............................................... — 1,076,363 — 1,076,363
Italy ................................................ — 25,297,476 — 25,297,476
Japan ............................................... — 3,912,675 — 3,912,675
Jersey, Channel Islands ................................... — 2,072,567 — 2,072,567
Luxembourg .......................................... — 13,583,767 — 13,583,767

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

Level 1 Level 2 Level 3 Total
Netherlands ........................................... $ — $ 3,606,222 $ — $ 3,606,222
Norway .............................................. — 2,992,286 — 2,992,286
Portugal ............................................. — 14,606,046 — 14,606,046
Romania ............................................. — 3,415,366 — 3,415,366
Slovenia ............................................. — 2,344,124 — 2,344,124
South Korea .......................................... — 2,028,750 — 2,028,750
Spain ............................................... — 10,623,614 755,843 11,379,457
Sweden ............................................. — 9,782,237 — 9,782,237
Switzerland ........................................... — 4,611,661 — 4,611,661
United Arab Emirates .................................... — 254,649 — 254,649
United Kingdom ........................................ — 41,302,533 20,420,707 61,723,240
United States .......................................... — 256,943,048 14,992,634 271,935,682
Zambia .............................................. — 3,732,293 — 3,732,293
Fixed Rate Loan Interests
Jersey, Channel Islands ................................... — — 2,744 2,744
United States .......................................... — 386,831 — 386,831
Floating Rate Loan Interests
Colombia ............................................ — — 153,480 153,480
Finland .............................................. — 939,830 — 939,830
France .............................................. — 4,673,706 — 4,673,706
Germany ............................................ — 9,562,331 — 9,562,331
Jersey, Channel Islands ................................... — — 301,123 301,123
Luxembourg .......................................... — 5,754,353 218,009 5,972,362
Netherlands ........................................... — 8,454,653 — 8,454,653
Spain ............................................... — 9,270,883 — 9,270,883
United Kingdom ........................................ — 11,555,541 79,789 11,635,330
United States .......................................... — 80,021,477 8,652,342 88,673,819
Foreign Agency Obligations ................................. — 8,475,693 — 8,475,693
Investment Companies .................................... 6,374,952 — — 6,374,952
Non-Agency Mortgage-Backed Securities ........................ — — 3,896,978 3,896,978
Preferred Securities
Spain ............................................... — 2,172,617 — 2,172,617
United States .......................................... — 32,454 4,341,677 4,374,131
Warrants .............................................. 22,914 90,514 183,004 296,432
Short-Term Securities
Borrowed Bond Agreements ................................. — 30,874,975 — 30,874,975
Commercial Paper ....................................... — 4,977,898 — 4,977,898
Money Market Funds ...................................... 94,657,933 — — 94,657,933
Options Purchased
Credit contracts .......................................... — 168,272 — 168,272
Equity contracts .......................................... 504,992 — — 504,992
Interest rate contracts ...................................... 82,031 — — 82,031
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 2,715 2,715
Liabilities
Borrowed Bonds ......................................... — (30,762,082) — (30,762,082)
$ 108,344,731 $ 716,336,577 $ 59,745,784 $ 884,427,092
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 2,018,220 $ — $ 2,018,220
Equity contracts ........................................... — 28,474 — 28,474
Foreign currency exchange contracts ............................ — 165,957 — 165,957
Interest rate contracts ....................................... 143,356 7,430 — 150,786
Liabilities
Credit contracts ........................................... — (4,028,212) — (4,028,212)
Equity contracts ........................................... (793,549) (167,149) — (960,698)
Foreign currency exchange contracts ............................ — (2,810,357) — (2,810,357)
Interest rate contracts ....................................... (17,921) (7,514) — (25,435)
$ (668,114) $ (4,793,151) $ — $ (5,461,265)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund
Schedule of Investments

(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 .......... $ 5,279,991 $ 1,640,563 $ 66,615,016 $ 2,739 $ 11,362,356 $ 3,586,951 $ 4,369,932 $ — $ 125,966 $ 92,983,514
Transfers into Level 3 .................... — — — — 2,244,375 — — — 204 2,244,579
Transfers out of Level 3 ................... (5,279,991) — — — (110,214) — — — — (5,390,205)
Other
(a)
.............................. — 607,452 — — — — (607,452) — — —
Accrued discounts/premiums ................ — — 75,779 (2,958) 17,212 6,574 — — — 96,607
Net realized gain (loss) ................... — (1,255,470) 61,762 — (150,980) — — — (715,938) (2,060,626)
Net change in unrealized appreciation (depreciation)
(b)
(c)
............................... — 1,008,562 (64,357) 2,963 398,195 303,453 (573,803) 2,715 789,530 1,867,258
Purchases ............................ — 214,134 3,842,854 — 6,830,604 3,940,000 1,364,970 — — 16,192,562
Sales ............................... — (318,229) (30,514,143) — (11,186,805) (3,940,000) (211,970) — (16,758) (46,187,905)
Closing balance, as of July 31, 2024 ...........
$ — $ 1,897,012 $ 40,016,911 $ 2,744 $ 9,404,743 $ 3,896,978 $ 4,341,677 $ 2,715 $ 183,004 $ 59,745,784
Net change in unrealized appreciation (depreciation)
on investments still held at July 31, 2024
(c)
.....
$ — $ (504,568) $ (303,776) $ 2,963 $ (192,595) $ (91,327) $ (620,406) $ 2,715 $ 112,774 $ (1,594,220)
(a)
Certain Level 3 investments were re-classified between Common Stocks and Preferred Securities.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

2024
BlackRock Annual Financial Statements
Schedule of Investments
(continued)
July 31, 2024
BlackRock Global Long/Short Credit Fund

See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $5,302,986.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks ............................. $ 1,896,826 Market Time to Exit 3.0 – 5.1 years 3.0 years
Volatility 75% – 80% 80%
Revenue Multiple 3.38x – 14.00x 6.95x
EBITDA Multiple 13.25x —
Corporate Bonds ............................. 40,016,911 Income Discount Rate 5% – 19% 8%
Floating Rate Interests ......................... 4,107,402 Income Discount Rate 6% – 14% 11%
Preferred Stocks ............................. 4,341,677 Income Discount Rate 11% —
Market Revenue Multiple 8.75x – 9.38x 8.97x
EBITDA Multiple 7.00x – 12.40x 11.71x
Time to Exit 2.0 – 3.0 years 2.6 years
Volatility 80% – 90% 86%
Gross Profit Multiple 4.50x —
Warrants .................................. 183,004 Market Time to Exit 3.0 – 5.1 years 3.0 years
Volatility 75% – 80% 80%
Revenue Multiple 8.75x – 9.00x 8.88x
Income Discount Rate 6% – 19% 19%
Non-Agency Mortgage-Backed Securities .............. 3,896,978 Income Discount Rate 10% —
$ 54,442,798
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Statement of Assets and Liabilities
July 31, 2024

Statement of Assets and Liabilities
BlackRock
Global Long/
Short Credit
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 820,528,526
Investments, at value — affiliated
(b)
.......................................................................................... 94,657,933
Cash ............................................................................................................. 156,234
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 1,494,766
Futures contracts .................................................................................................... 722,880
Centrally cleared swaps ................................................................................................ 1,475,600
Foreign currency, at value
(c)
............................................................................................... 610,789
Receivables: –
Investments sold .................................................................................................... 3,260,821
Swaps .......................................................................................................... 23,472
Capital shares sold ................................................................................................... 4,487,546
Dividends — unaffiliated ............................................................................................... 11,150
Dividends — affiliated ................................................................................................. 402,373
Interest — unaffiliated ................................................................................................. 10,878,061
Due from broker ..................................................................................................... 126,000
Variation margin on futures contracts ....................................................................................... 13,203
Swap premiums paid ................................................................................................... 8,388,433
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 165,957
OTC swaps ........................................................................................................ 2,041,851
Unfunded floating rate loan interests ....................................................................................... 2,715
Prepaid e xpenses ..................................................................................................... 34,831
Total a ssets .........................................................................................................
949,483,141
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 2,099,659
Borrowed bonds, at value
(d)
............................................................................................... 30,762,082
Options written, at value
(e)
................................................................................................ 173,376
Payables: –
Investments purchased ................................................................................................ 27,958,541
Swaps   .......................................................................................................... 458,717
Administration fees ................................................................................................... 40,708
Capital shares redeemed ............................................................................................... 4,976,157
Interest expense .................................................................................................... 474,180
Investment advisory fees .............................................................................................. 686,528
Trustees' and Officer's fees ............................................................................................. 29,440
Other affiliate fees ................................................................................................... 2,101
Professional fees .................................................................................................... 124,765
Service and distribution fees ............................................................................................. 49,171
Variation margin on futures contracts ....................................................................................... 25,157
Variation margin on centrally cleared swaps .................................................................................. 58,326
Other accrued expenses ............................................................................................... 457,367
Swap premiums received ................................................................................................ 2,628,001
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 2,810,357
OTC swaps ........................................................................................................ 3,638,815
Total li abilities ........................................................................................................
77,453,448
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 872,029,693

Statement of Assets and Liabilities
(continued)
July 31, 2024
2024
BlackRock Annual Financial Statements

See notes to financial statements.
BlackRock
Global Long/
Short Credit
Fund
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,474,939,051
Accumulated loss ..................................................................................................... (602,909,358)
NET ASSETS ........................................................................................................
$ 872,029,693
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 883,163,101
(b)
  Investments, at cost — affiliated ................................................................................... $ 94,657,933
(c)
  Foreign currency, at cost ....................................................................................... $ 606,504
(d)
  Proceeds received from borrowed bonds ............................................................................. $ 29,943,822
(e)
  Premiums received ........................................................................................... $ 267,533

Statement of Assets and Liabilities
(continued)
July 31, 2024

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Global Long/
Short Credit
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 617,576,420
Shares outstanding ...................................................................................................
66,151,272
Net asset value .....................................................................................................
$ 9.34
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 49,768,761
Shares outstanding ...................................................................................................
5,325,652
Net asset value .....................................................................................................
$ 9.35
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 2,960,617
Shares outstanding ...................................................................................................
318,112
Net asset value .....................................................................................................
$ 9.31
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 201,723,895
Shares outstanding ...................................................................................................
21,589,611
Net asset value .....................................................................................................
$ 9.34
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended July 31, 2024
2024
BlackRock Annual Financial Statements

See notes to financial statements.
BlackRock
Global Long/
Short Credit
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 548,546
Dividends — affiliated ................................................................................................. 3,463,033
Interest — unaffiliated ................................................................................................. 70,854,672
Foreign taxes withheld ................................................................................................ (304)
Total investment income .................................................................................................
74,865,947
EXPENSES
Investment advisory .................................................................................................. 9,273,149
Transfer agent — class specific .......................................................................................... 735,059
Administration ..................................................................................................... 402,955
Accounting services .................................................................................................. 215,636
Service and distribution — class specific .................................................................................... 173,293
Administration — class specific .......................................................................................... 146,638
Registration ....................................................................................................... 111,514
Professional ....................................................................................................... 110,175
Custodian ......................................................................................................... 67,709
Printing and postage ................................................................................................. 62,767
Trustees and Officer .................................................................................................. 19,289
Miscellaneous ...................................................................................................... 257,307
Total expenses excluding dividend expense and interest expense .....................................................................
11,575,491
Dividends expense — unaffiliated ......................................................................................... 400
Interest expense .................................................................................................... 2,774,000
Total expenses .......................................................................................................
14,349,891
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (27,649)
Fees waived and/or reimbursed by the Manager ............................................................................... (50,072)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (9,509)
Total expenses after fees waived and/or reimbursed ..............................................................................
14,262,661
Net investment income ..................................................................................................
60,603,286
REALIZED AND UNREALIZED GAIN (LOSS) $ 29,279,067
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (29,307,743)
Investments — affiliated ............................................................................................. 41,374
Borrowed bonds .................................................................................................. 2,425,267
Forward foreign currency exchange contracts ............................................................................... 10,373,841
Foreign currency transactions ......................................................................................... 1,085,786
Futures contracts .................................................................................................. (802,329)
Options written ................................................................................................... 3,373,953
Payment by affiliate ................................................................................................ 1,118
Short sales — unaffiliated ............................................................................................ (227,990)
Swaps ......................................................................................................... (7,165,571)
A
(20,202,294)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 50,400,136
Borrowed bonds .................................................................................................. (1,925,464)
Forward foreign currency exchange contracts ............................................................................... (653,549)
Foreign currency translations .......................................................................................... (107,427)
Futures contracts .................................................................................................. 329,205
Options written ................................................................................................... 229,845
Short sales — unaffiliated ............................................................................................ 173,776
Swaps ......................................................................................................... 1,032,124
Unfunded floating rate loan interests ..................................................................................... 2,715
A
49,481,361
Net realized and unrealized gain ...........................................................................................
29,279,067
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 89,882,353

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Global Long/Short Credit Fund
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 60,603,286  $ 59,266,211
Net realized loss .................................................................................. (20,202,294) (137,259,190)
Net change in unrealized appreciation (depreciation) .......................................................... 49,481,361  102,001,892
Net increase in net assets resulting from operations ............................................................. 89,882,353  24,008,913
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (24,041,522) (66,995,894)
Investor A ...................................................................................... (1,678,966) (5,315,056)
Investor C ...................................................................................... (62,946) (433,580)
Class K ....................................................................................... (7,348,283) (20,255,590)
Decrease in net assets resulting from distributions to shareholders ................................................... (33,131,717) (93,000,120)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (273,093,801) (384,466,653)
NET ASSETS
Total decrease in net assets ............................................................................ (216,343,165) (453,457,860)
Beginning of year .................................................................................... 1,088,372,858  1,541,830,718
End of year ........................................................................................
$ 872,029,693  $ 1,088,372,858
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

BlackRock Global Long/Short Credit Fund
Institutional
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ...........................
$ 8.80  $ 9.26  $ 10.25  $ 9.78  $ 10.05
Net investment income
(a)
.................................
0 .56  0 .43  0 .28  0 .38  0 .37
Net realized and unrealized gain (loss) ........................
0 .28  ( 0 .19 ) ( 0 .92 ) 0 .48  ( 0 .27 )
Net increase (decrease) from investment operations ................ 0.84  0.24  (0.64) 0.86  0.10
Distributions from net investment income
(b)
.................... (0.30) (0.70) (0.35) (0.39) (0.37)
Net asset value, end of year ............................... $ 9.34  $ 8.80  $ 9.26  $ 10.25  $ 9.78
Total Return
(c)
Based on net asset value .................................. 9.69%
(d)
2.88% (6.42)% 8.95% 0.96%
(d)
Ratios to Average Net Assets
(e)
Total expen ses .........................................
1.47% 1.49% 1.34% 1.46% 1.85%
Total expenses after fees waived and/or reimbursed ................
1.46% 1.47% 1.33% 1.45% 1.85%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
1.18% 1.17% 1.12% 1.09% 1.12%
Net investment income ...................................
6.19% 4.87% 2.89% 3.80% 3.74%
Supplemental Data
Net assets, end of year (000) ................................ $ 617,576  $ 783,811  $ 1,077,774  $ 1,202,628  $ 1,223,282
Portfolio turnover rate ..................................... 110%
(f)
132%
(f)
149% 156% 232%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Investor A
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ...........................
$ 8.81  $ 9.24  $ 10.24  $ 9.76  $ 10.03
Net investment income
(a)
.................................
0 .54  0 .40  0 .26  0 .35  0 .34
Net realized and unrealized gain (loss) ........................
0 .27  ( 0 .17 ) ( 0 .93 ) 0 .49  ( 0 .27 )
Net increase (decrease) from investment operations ................ 0.81  0.23  (0.67) 0.84  0.07
Distributions from net investment income
(b)
.................... (0.27) (0.66) (0.33) (0.36) (0.34)
Net asset value, end of year ............................... $ 9.35  $ 8.81  $ 9.24  $ 10.24  $ 9.76
Total Return
(c)
Based on net asset value .................................. 9.40%
(d)
2.76% (6.75)% 8.69% 0.69%
(d)
Ratios to Average Net Assets
(e)
Total expen ses .........................................
1.71% 1.76% 1.61% 1.73% 2.10%
Total expenses after fees waived and/or reimbursed ................
1.68% 1.70% 1.60% 1.72% 2.10%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
1.40% 1.40% 1.39% 1.36% 1.37%
Net investment income ...................................
5.97% 4.50% 2.70% 3.53% 3.49%
Supplemental Data
Net assets, end of year (000) ................................ $ 49,769  $ 65,580  $ 136,073  $ 86,176  $ 101,727
Portfolio turnover rate ..................................... 110%
(f)
132%
(f)
149% 156% 232%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Annual Financial Statements

BlackRock Global Long/Short Credit Fund
Investor C
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ...........................
$ 8.73  $ 9.14  $ 10.09  $ 9.58  $ 9.82
Net investment income
(a)
.................................
0 .47  0 .34  0 .18  0 .27  0 .27
Net realized and unrealized gain (loss) ........................
0 .28  ( 0 .19 ) ( 0 .91 ) 0 .47  ( 0 .26 )
Net increase (decrease) from investment operations ................ 0.75  0.15  (0.73) 0.74  0.01
Distributions from net investment income
(b)
.................... (0.17) (0.56) (0.22) (0.23) (0.25)
Net asset value, end of year ............................... $ 9.31  $ 8.73  $ 9.14  $ 10.09  $ 9.58
Total Return
(c)
Based on net asset value .................................. 8.64%
(d)
1.84% (7.37)% 7.75% 0.03%
(d)
Ratios to Average Net Assets
(e)
Total expen ses .........................................
2.48% 2.51% 2.37% 2.50% 2.86%
Total expenses after fees waived and/or reimbursed ................
2.44% 2.45% 2.36% 2.49% 2.86%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
2.15% 2.15% 2.15% 2.13% 2.13%
Net investment income ...................................
5.22% 3.82% 1.88% 2.71% 2.75%
Supplemental Data
Net assets, end of year (000) ................................ $ 2,961  $ 4,735  $ 9,827  $ 18,771  $ 29,291
Portfolio turnover rate ..................................... 110%
(f)
132%
(f)
149% 156% 232%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Global Long/Short Credit Fund
Class K
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ...........................
$ 8.81  $ 9.27  $ 10.26  $ 9.79  $ 10.06
Net investment income
(a)
.................................
0 .57  0 .44  0 .29  0 .39  0 .38
Net realized and unrealized gain (loss) ........................
0 .26  ( 0 .20 ) ( 0 .92 ) 0 .48  ( 0 .27 )
Net increase (decrease) from investment operations ................ 0.83  0.24  (0.63) 0.87  0.11
Distributions from net investment income
(b)
.................... (0.30) (0.70) (0.36) (0.40) (0.38)
Net asset value, end of year ............................... $ 9.34  $ 8.81  $ 9.27  $ 10.26  $ 9.79
Total Return
(c)
Based on net asset value .................................. 9.66%
(d)
2.98% (6.35)% 9.02% 1.04%
(d)
Ratios to Average Net Assets
(e)
Total expen ses .........................................
1.38% 1.40% 1.26% 1.39% 1.77%
Total expenses after fees waived and/or reimbursed ................
1.37% 1.38% 1.26% 1.38% 1.76%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense, broker fees and expenses on short sales ...
1.09% 1.09% 1.05% 1.02% 1.04%
Net investment income ...................................
6.29% 4.95% 2.97% 3.85% 3.85%
Supplemental Data
Net assets, end of year (000) ................................ $ 201,724  $ 234,247  $ 318,157  $ 299,722  $ 399,165
Portfolio turnover rate ..................................... 110%
(f)
132%
(f)
149% 156% 232%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Notes to Financial Statements
2024
BlackRock Annual Financial Statements

1. ORGANIZATION
BlackRock Funds IV (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business  trust. BlackRock Global Long/Short Credit Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge
("CDSC") for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a 1.00% CDSC if redeemed within one year of purchase. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge CDSC Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid at least annually. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ ( i )         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... ( i )         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ ( i )         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Term Loan .............. $ 1,437,825 $ 1,416,258 $ 1,418,127 $ 1,869
Helios Service Partners LLC, Delayed Draw 2nd Lien Term Loan .................. 37,794 37,794 37,844 50
Seashell Bidco SL, Facility Term Loan B .................................. 221,175 238,570 239,366 796
$ 2,715

Notes to Financial Statements
(continued)

Notes to Financial Statements
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended July 31, 2024, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Fund were
$313,086 and 4.82%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of the Fund’s open borrowed bond agreements by counterparty which are subject to offset under an MRA on a net basis:
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statement of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statement of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedule of Investments. A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the Statement of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Barclays Bank plc .............. $ 10,199,814 $ (10,495,442) $ (295,628) $ — $ — $ — $ — $ — $ (295,628)
Barclays Capital, Inc. ............ 234,574 (237,387) (2,813) — — — — — (2,813)
BNP Paribas SA ............... 4,119,646 (4,156,488) (36,842) — — — — — (36,842)
BofA Securities, Inc. ............. 2,639,250 (2,617,430) 21,820 — — — — — 21,820
Goldman Sachs & Co. LLC ........ 327,355 (331,835) (4,480) — — — — — (4,480)
Goldman Sachs International ....... 1,179,770 (1,184,060) (4,290) — — — — — (4,290)
J.P. Morgan Securities plc ......... 9,536,108 (9,589,953) (53,845) — — — — — (53,845)
RBC Capital Markets LLC ......... 1,169,500 (1,147,679) 21,821 — — — — — 21,821
RBC Europe Ltd. ............... 1,179,770 (1,184,060) (4,290) — — — — — (4,290)
TD Securities (USA) LLC ......... 289,188 (291,928) (2,740) — — — — — (2,740)
$ 30,874,975 $ (31,236,262) $ (361,287) $ — $ — $ — $ — $ — $ (361,287)
...........................................
(a)
Included in Investments at value-unaffiliated in the Statement of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $474,180 which is included in interest expense payable in the Statement of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

Notes to Financial Statements
(continued)

Notes to Financial Statements
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, respectively, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.95%
$1 billion - $3 billion ..................................................................................................... 0.89
$3 billion - $5 billion ..................................................................................................... 0.86
$5 billion - $6.5 billion .................................................................................................... 0.83
$6.5 billion - $10 billion ................................................................................................... 0.80
Greater than $10 billion ................................................................................................... 0.76
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees — Class
Specific
Investor A ........................................................................................................ $ 137,726
Investor C ........................................................................................................ 35,567
$ 173,293

Notes to Financial Statements
(continued)

Notes to Financial Statements
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.015% of the average daily net assets of each respective class.
For the year ended July 31, 2024, the Fund paid the following to the Manager in return for these services, which are included in administration — class specific in the
Statement of Operations:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2024, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended July 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  July 31, 2024 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A
Shares for a total of $94 .
For the year ended July 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended July
31, 2024, the amount waived was $49,821.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/
or reimbursed by the Manager in the Statement of Operations. For the year ended July 31, 2024, the Manager waived $251 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended July 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 105,527 $ 8,264 $ 534 $ 32,313 $ 146,638
Institutional ............................................................................................................. $ 735
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 1,626 $ 829 $ 543 $ 526 $ 3,524
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 680,496 $ 45,734 $ 3,493 $ 5,336 $ 735,059
Fund Name Investor A Investor C
BlackRock Global Long/Short Credit Fund ............................................................................. $ 2,816 $ 10
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 1.20% 1.40% 2.15% 1.15%

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the year ended July 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended July 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: During the year ended July 31, 2024, the Fund received a reimbursement of $1,118 from an affiliate, which is included in payment by affiliate in the
Statements of Operations, related to an operating event.
7. PURCHASES AND SALES
For the year ended July 31, 2024, purchases and sales of investments, including paydowns/payups and excluding short-term investments, were as follows:
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
The tax character of distributions paid was as follows:
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 23,747 $ 1,366
Investor A ..................................................................................... 3,525 7,357
Investor C ..................................................................................... 377 786
$ 27,649 $ 9,509
U.S. Government Securities Other Securities
Fund Name Sales Purchases Sales
BlackRock Global Long/Short Credit Fund ..................................... $ 10,111,777 $ 981,129,460 $ 1,225,645,640
Fund Name
Year Ended
07/31/24
Year Ended
07/31/23
BlackRock Global Long/Short Credit Fund
Ordinary income ........................................................................................... $ 33,131,717 $ 93,000,120

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of July 31, 2024, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods of premiums on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, accounting for swap agreements, the deferral of compensation to Trustees and classification of investments.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2024, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Global Long/Short Credit Fund ...................................... $ 34,994,785 $ (553,226,079) $ (84,678,064) $ (602,909,358)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Global Long/Short Credit Fund ................................. $ 985,228,462 $ 21,845,721 $ (96,533,885) $ (74,688,164)

Notes to Financial Statements
(continued)
2024
BlackRock Annual Financial Statements

receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates

Notes to Financial Statements
(continued)

Notes to Financial Statements
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/24
Year Ended
07/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Global Long/Short Credit Fund
Institutional
Shares sold .............................................
22,937,743 $ 206,598,748 32,070,701 $ 284,550,002
Shares issued in reinvestment of distributions ........................
2,226,143 19,679,102 6,464,375 54,430,040
Shares redeemed .........................................
(48,085,127) (433,309,730) (65,878,345) (584,133,352)
(22,921,241) $ (207,031,880) (27,343,269) $ (245,153,310)
Investor A
Shares sold and automatic conversion of shares .......................
1,236,696 $ 11,087,655 1,780,436 $ 15,948,428
Shares issued in reinvestment of distributions ........................
169,697 1,503,513 564,634 4,765,509
Shares redeemed .........................................
(3,527,662) (31,655,416) (9,617,384) (85,960,296)
(2,121,269) $ (19,064,248) (7,272,314) $ (65,246,359)
Investor C
Shares sold .............................................
35,143 $ 314,588 50,419 $ 436,299
Shares issued in reinvestment of distributions ........................
7,038 62,428 51,209 430,667
Shares redeemed and automatic conversion of shares ..................
(266,231) (2,372,154) (634,856) (5,582,929)
(224,050) $ (1,995,138) (533,228) $ (4,715,963)
Class K
Shares sold .............................................
5,030,210 $ 45,501,253 6,862,326 $ 60,444,858
Shares issued in reinvestment of distributions ........................
126,460 1,119,173 343,658 2,897,041
Shares redeemed .........................................
(10,163,297) (91,622,961) (14,940,513) (132,692,920)
(5,006,627) $ (45,002,535) (7,734,529) $ (69,351,021)
(30,273,187) $ (273,093,801) (42,883,340) $ (384,466,653)

Report of Independent Registered Public Accounting Firm
2024
BlackRock Annual Financial Statements

To the Board of Trustees of BlackRock Funds IV and Shareholders of BlackRock Global Long/Short Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Global Long/Short Credit Fund (one of the funds constituting BlackRock Funds IV, referred to hereafter as the "Fund") as of July 31, 2024, the related statement of operations for the year ended July 31, 2024, the statement of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July
31, 2024 and the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)

Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024
:
The following amount, or maximum amount allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July
31, 2024:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
100
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2024:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2024:
Fund Name
Qualified Dividend
Income
BlackRock Global Long/Short Credit Fund .................................................................................. $ 2,996,182
Fund Name
Qualified Business
Income
BlackRock Global Long/Short Credit Fund .................................................................................. $ 24,877
Fund Name Federal Obligation Interest
BlackRock Global Long/Short Credit Fund .................................................................................. $ 465,956
Fund Name
Dividends-Received
Deduction
BlackRock Global Long/Short Credit Fund .................................................................................. 0 .88%
Fund Name Interest Dividends
BlackRock Global Long/Short Credit Fund .................................................................................. $ 56,325,303
Fund Name
Interest-Related
Dividends
BlackRock Global Long/Short Credit Fund .................................................................................. $ 33,630,993

Additional Information
2024
BlackRock Annual Financial Statements

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisors
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2024
BlackRock Annual Financial Statements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds IV (the “Trust”) met on May 3, 2024 (the “May
Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Global Long/Short Credit Fund (the “Fund,”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of the Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The
Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics, including a total return target. The
Board noted that for the one-, three-, and five-year periods reported, the Fund outperformed, underperformed and underperformed, respectively, its total return target. The
Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2024
BlackRock Annual Financial Statements

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers,
BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Fund. The Board noted that the Fund’s actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the supplemental peer group. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2025, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
              <<section302>>
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds IV

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds IV

Date: September 23, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds IV

Date: September 23, 2024